                                                       GATEWAY
                                                       FUND

                                                       [LOGO]









                                                                   Annual Report
                                                                            1999



[THE GATEWAY TRUST LOGO]

THE GATEWAY TRUST
P. O. BOX 5211
CINCINNATI, OH  45201-5211
(800) 354-6339



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
HIGHLIGHTS AT DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------------------------------

                          Past     One    Three     Five      Ten    Since Inception   Dividends     Price
                        Quarter   Year    Years     Years    Years     on 12/7/77     Year to Date  Per Share
                        -------   ----    -----     -----    -----     ----------     ------------  ---------


GATEWAY FUND              4.79%   12.97%  12.52%     11.82%    10.47%     10.62%         $0.073     $23.67


S&P 500                  14.88    21.04   27.56      28.55     18.21

Russell 2000             18.45    21.26   13.08      16.69     13.40

Lehman Gov't./
  Corp. Bond             (0.41)   (1.76)   5.68       7.69      7.70

U. S. Inflation (CPI)     0.54     2.69    2.18       2.48      2.98


                                                CUMULATIVE TOTAL RETURN
                                 ----------------------------------------------------

                          Past      One   Three     Five        Ten   Since Inception
                        Quarter    Year   Years     Years      Years     on 12/7/77
                        -------    ----   -----     -----      -----     ----------

GATEWAY FUND              4.79%   12.97%  42.48%     74.85%   170.74%     826.82%


S&P 500                  14.88    21.04  107.55     251.10    432.72

Russell 2000             18.45    21.26   44.58     116.37    251.56

Lehman Gov't./
  Corp. Bond             (0.41)   (1.76)  18.02      44.82    109.93

U. S. Inflation (CPI)     0.54     2.69    6.67      13.02     34.17



Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
GATEWAY FUND
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholder:

The past year was excellent for the Gateway Fund and its rapidly increasing shareholder base. Consistent with its results in prior years, the Fund's hedging strategy produced worthwhile returns while maintaining a very low-risk profile. Since it is perceived that the bond market shares these investment characteristics, many investors have employed the Gateway Fund as an alternative to the low-risk sector of the bond market. As in past years, the substitution of the Fund for bonds was amply rewarded in 1999.

Gateway's successful pursuit of its dual objectives of low risk and competitive returns has resulted in accelerating its total growth. In 1999, net assets increased from $464 million to $922 million. Such asset growth resulted in a further modest reduction in the Fund's expense ratio.

Many important initiatives were implemented to pave the way for further success at the onset of the new millennium. We are pleased to report that the conversion of the Fund's portfolio from the S&P 100 Index to the S&P 500 Index is nearly complete. Transactions designed to accomplish the transition did not give rise to a taxable capital gains distribution in 1999. The size and diversity of the S&P 500 makes it the ideal vehicle for the investment of the Fund's rapidly-growing asset base. Expansion in the liquidity of S&P 500 index contracts on the Chicago Board Options Exchange facilitates efficient execution of Gateway's time-tested, low-risk hedging strategy.

--------------------------------------------------------------------------------
GATEWAY FUND
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

In the past year, investors faced the old challenges of risk and volatility with a plethora of new technology-inspired tools. Gateway's portfolio manager, Patrick Rogers, and his investment team used these tools to deliver the benefits of the hedged strategy to all our shareholders.

As we move into the new century, Gateway's staff will strive to deliver both excellent service and superior risk-adjusted returns. We look forward to 2000 and beyond with enthusiasm.

Cordially,

/s/ Walter G. Sall
Walter G. Sall
Chairman

--------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------


The Gateway Fund's stated objective is to capture the majority of the higher returns associated with equity market investments while exposing investors to significantly less risk. Over the past five years, the Gateway Fund has delivered on those expectations:

------------------------------------------------------
                    GATEWAY FUND
------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------
       1995                           11.04%
------------------------------------------------------
       1996                           10.53%
------------------------------------------------------
       1997                           12.35%
------------------------------------------------------
       1998                           12.26%
------------------------------------------------------
       1999                           12.97%
------------------------------------------------------

The strategy we employ to produce these results is best explained by using a real estate rental analogy. Like the real estate investor who is attracted to a high-quality apartment building, we invest in a blue-chip portfolio of stocks we intend to own for the long term. However, like the real estate owner who is not dependent on the rise and fall of the value of the building, our total return is not dependent on the rise and fall of the stock market. Rather, it is our ability to generate a cash flow into the Fund by charging "rent" to other investors who gain the benefits of our portfolio. We do this through the continuous sale of index call options on 100% of the Fund's portfolio. In addition, we use a portion of this cash flow to purchase index put options on the portfolio. These put options help offset the loss in value of the stocks in the Fund in the event the market has a dramatic decline. Therefore, our total return is dependent upon the net cash flow we bring into the Fund.

This past year is an excellent example of how this strategy works. When the stock market rises for a given quarter, the Gateway Fund will earn the net difference between selling the index call options versus the payment for the index put options. Thus, the Fund's returns in the first and second quarters of 1999 were nearly identical. In the third quarter, the cash flow from the sale of index calls and the increasing value of the index put options replaced the entire decline in our portfolio of stocks. Since the market was positive for the fourth quarter, we were back to earning our net cash flow for the last three months of the year. Interestingly, the Fund produced a higher rate of return in the last quarter than earlier in the year. Why? Because we had more cash flow to earn due to an increase in market volatility coming out of the difficult third quarter.

-------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                   First Qtr.       Second Qtr.      Third Qtr.      Fourth Qtr.
                                      1999             1999             1999            1999
---------------------------------------------------------------------------------------------------
Gateway Fund                          3.81%            3.85%            0.00%           4.79%
---------------------------------------------------------------------------------------------------
S&P 500                               4.98             7.05            (6.25)          14.88
---------------------------------------------------------------------------------------------------
Lehman Gov't./Corp.
   Bond Index                        (1.19)           (0.95)            0.79           (0.41)
---------------------------------------------------------------------------------------------------

For the twelve months ended December 31, 1999, the Gateway Fund produced a total return of 12.97%. The table above includes the Lehman Gov't./Corp. Bond Index, which produced a -1.76% for the year. Due to the risk profile of the Gateway Fund, many investors use the Fund as an alternative to bonds.

As Walter Sall mentioned in the preceding Letter from the Chairman, the Gateway Fund has grown substantially over the past few years. We appreciate your support and confidence in us.


/s/J. Patrick Rogers, CPA

J. Patrick Rogers, CFA
Portfolio Manager

-------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

                     GROWTH OF A $10,000 INVESTMENT [GRAPH]
                      December 31, 1989 - December 31, 1999


----------------------------------------------------
   GATEWAY FUND       S&P 500          LEHMAN
                                      GOV'T./CORP.
                                       BOND INDEX
----------------------------------------------------
        $10,000.00     $10,000.00        $10,000.00
----------------------------------------------------
         $9,651.39      $9,328.60         $9,863.00
----------------------------------------------------
         $9,877.34      $9,448.75         $9,884.70
----------------------------------------------------
        $10,200.20      $9,699.14         $9,885.69
----------------------------------------------------
        $10,245.65      $9,456.81         $9,794.74
----------------------------------------------------
        $10,563.80     $10,378.76        $10,078.79
----------------------------------------------------
        $10,609.43     $10,308.70        $10,242.06
----------------------------------------------------
        $10,655.13     $10,275.61        $10,369.06
----------------------------------------------------
        $10,217.70      $9,346.69        $10,218.71
----------------------------------------------------
        $10,120.11      $8,891.79        $10,303.53
----------------------------------------------------
        $10,139.81      $8,853.91        $10,440.56
----------------------------------------------------
        $10,730.86      $9,426.23        $10,668.17
----------------------------------------------------
        $11,031.99      $9,688.94        $10,829.26
----------------------------------------------------
        $11,444.47     $10,110.89        $10,950.55
----------------------------------------------------
        $11,622.41     $10,834.02        $11,044.72
----------------------------------------------------
        $11,735.76     $11,096.42        $11,120.93
----------------------------------------------------
        $11,768.27     $11,122.72        $11,248.82
----------------------------------------------------
        $11,995.83     $11,602.55        $11,301.69
----------------------------------------------------
        $11,930.89     $11,071.04        $11,289.26
----------------------------------------------------
        $12,167.71     $11,587.06        $11,431.50
----------------------------------------------------
        $12,380.03     $11,861.56        $11,694.43
----------------------------------------------------
        $12,453.08     $11,663.11        $11,938.84
----------------------------------------------------
        $12,633.65     $11,819.87        $12,045.10
----------------------------------------------------
        $12,461.83     $11,343.64        $12,165.55
----------------------------------------------------
        $12,995.19     $12,641.02        $12,576.01
----------------------------------------------------
        $12,969.59     $12,405.52        $12,389.89
----------------------------------------------------
        $13,114.59     $12,566.17        $12,455.55
----------------------------------------------------
        $13,114.59     $12,321.75        $12,387.05
----------------------------------------------------
        $13,268.82     $12,683.40        $12,461.37
----------------------------------------------------
        $13,311.68     $12,745.80        $12,703.12
----------------------------------------------------
        $13,354.54     $12,556.14        $12,889.86
----------------------------------------------------
        $13,483.55     $13,069.06        $13,219.84
----------------------------------------------------
        $13,483.55     $12,801.54        $13,337.49
----------------------------------------------------
        $13,535.19     $12,951.96        $13,518.88
----------------------------------------------------
        $13,561.18     $12,996.64        $13,312.05
----------------------------------------------------
        $13,759.98     $13,439.18        $13,300.06
----------------------------------------------------
        $13,663.94     $13,604.07        $13,528.83
----------------------------------------------------
        $13,813.70     $13,717.80        $13,823.75
----------------------------------------------------
        $13,919.37     $13,904.78        $14,111.29
----------------------------------------------------
        $13,875.39     $14,198.17        $14,159.27
----------------------------------------------------
        $13,901.89     $13,855.00        $14,268.29
----------------------------------------------------
        $14,043.41     $14,225.62        $14,261.16
----------------------------------------------------
        $14,123.04     $14,267.30        $14,584.89
----------------------------------------------------
        $14,202.97     $14,209.95        $14,678.23
----------------------------------------------------
        $14,398.55     $14,749.07        $15,015.83
----------------------------------------------------
        $14,336.34     $14,635.95        $15,068.38
----------------------------------------------------
        $14,470.25     $14,938.76        $15,130.17
----------------------------------------------------
        $14,523.79     $14,796.40        $14,959.19
----------------------------------------------------
        $14,675.56     $14,975.29        $15,025.01
----------------------------------------------------
        $14,925.55     $15,484.45        $15,250.39
----------------------------------------------------
        $14,786.67     $15,064.04        $14,917.93
----------------------------------------------------
        $14,295.94     $14,407.25        $14,552.44
----------------------------------------------------
        $14,426.16     $14,591.95        $14,441.84
----------------------------------------------------
        $14,714.49     $14,831.41        $14,405.74
----------------------------------------------------
        $14,491.26     $14,467.89        $14,372.61
----------------------------------------------------
        $14,902.36     $14,943.01        $14,609.04
----------------------------------------------------
        $15,145.29     $15,555.68        $14,664.55
----------------------------------------------------
        $15,154.63     $15,175.34        $14,443.11
----------------------------------------------------
        $15,407.99     $15,516.33        $14,433.00
----------------------------------------------------
        $15,145.25     $14,951.23        $14,401.25
----------------------------------------------------
        $15,492.44     $15,172.95        $14,496.30
----------------------------------------------------
        $15,752.65     $15,566.39        $14,778.98
----------------------------------------------------
        $15,982.84     $16,173.01        $15,117.42
----------------------------------------------------
        $16,142.96     $16,650.28        $15,218.70
----------------------------------------------------
        $16,273.64     $17,140.63        $15,448.51
----------------------------------------------------
        $16,374.15     $17,825.74        $16,077.26
----------------------------------------------------
        $16,444.51     $18,239.83        $16,205.88
----------------------------------------------------
        $16,545.46     $18,844.66        $16,142.68
----------------------------------------------------
        $16,626.22     $18,891.96        $16,349.30
----------------------------------------------------
        $16,807.95     $19,689.20        $16,516.06
----------------------------------------------------
        $16,858.64     $19,618.91        $16,758.85
----------------------------------------------------
        $17,091.79     $20,480.18        $17,035.37
----------------------------------------------------
        $17,202.38     $20,874.63        $17,285.79
----------------------------------------------------
        $17,426.18     $21,585.20        $17,392.96
----------------------------------------------------
        $17,365.19     $21,785.30        $17,024.23
----------------------------------------------------
        $17,497.51     $21,995.09        $16,881.23
----------------------------------------------------
        $17,722.01     $22,319.30        $16,764.75
----------------------------------------------------
        $17,875.12     $22,894.91        $16,736.25
----------------------------------------------------
        $18,028.13     $22,982.14        $16,960.51
----------------------------------------------------
        $17,741.67     $21,966.79        $16,999.52
----------------------------------------------------
        $17,987.21     $22,430.07        $16,958.72
----------------------------------------------------
        $18,406.67     $23,692.43        $17,260.59
----------------------------------------------------
        $18,632.34     $24,345.87        $17,662.76
----------------------------------------------------
        $18,950.39     $26,186.18        $17,987.76
----------------------------------------------------
        $19,014.07     $25,667.43        $17,788.09
----------------------------------------------------
        $19,332.93     $27,271.13        $17,809.44
----------------------------------------------------
        $19,353.43     $27,484.93        $17,845.06
----------------------------------------------------
        $19,240.21     $26,355.58        $17,632.70
----------------------------------------------------
        $19,632.32     $27,929.01        $17,890.84
----------------------------------------------------
        $19,787.03     $29,629.32        $18,057.23
----------------------------------------------------
        $20,055.34     $30,956.72        $18,273.92
----------------------------------------------------
        $20,417.14     $33,419.94        $18,833.10
----------------------------------------------------
        $20,075.97     $31,547.76        $18,622.17
----------------------------------------------------
        $20,685.87     $33,275.63        $18,914.53
----------------------------------------------------
        $20,364.83     $32,162.89        $19,217.17
----------------------------------------------------
        $21,038.09     $33,651.71        $19,319.02
----------------------------------------------------
        $21,361.24     $34,229.51        $19,521.87
----------------------------------------------------
        $21,701.31     $34,608.09        $19,797.13
----------------------------------------------------
        $22,018.58     $37,104.03        $19,757.53
----------------------------------------------------
        $22,233.92     $39,004.12        $19,818.78
----------------------------------------------------
        $22,460.93     $39,396.51        $19,917.87
----------------------------------------------------
        $22,608.50     $38,719.28        $20,130.99
----------------------------------------------------
        $22,948.98     $40,292.06        $20,336.33
----------------------------------------------------
        $22,903.54     $39,862.95        $20,352.60
----------------------------------------------------
        $21,744.17     $34,099.56        $20,749.48
----------------------------------------------------
        $22,369.31     $36,283.98        $21,342.91
----------------------------------------------------
        $23,143.51     $39,235.32        $21,191.38
----------------------------------------------------
        $23,781.12     $41,613.37        $21,318.52
----------------------------------------------------
        $23,981.12     $44,011.13        $21,369.69
----------------------------------------------------
        $24,380.40     $45,851.68        $21,523.55
----------------------------------------------------
        $24,414.53     $44,426.61        $21,011.29
----------------------------------------------------
        $24,893.79     $46,204.12        $21,116.35
----------------------------------------------------
        $25,305.04     $47,993.60        $21,169.14
----------------------------------------------------
        $25,407.77     $46,860.47        $20,951.10
----------------------------------------------------
        $25,853.43     $49,461.23        $20,915.48
----------------------------------------------------
        $25,682.02     $47,918.04        $20,827.63
----------------------------------------------------
        $25,819.16     $47,678.45        $20,838.05
----------------------------------------------------
        $25,853.50     $46,371.58        $21,079.77
----------------------------------------------------
        $26,470.36     $49,305.98        $21,134.58
----------------------------------------------------
        $26,755.98     $50,308.37        $21,121.90
----------------------------------------------------
        $27,090.70     $53,271.53        $20,993.05
----------------------------------------------------


                             [Chart Inserted Here]

-----------------------------------------------
                 GATEWAY FUND
         AVERAGE ANNUAL TOTAL RETURNS
           AS OF DECEMBER 31, 1999
-----------------------------------------------
    One Year                    12.97%
-----------------------------------------------
    Five Years                  11.82%
-----------------------------------------------
    Ten Years                   10.47%
-----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      CONSUMER DURABLES - 1.76%
         1,600        Cooper Tire and Rubber Company                                  $            24,900
           800        Cummins Engine Company Inc.                                                  38,625
         4,800        Dana Corporation                                                            143,850
        49,693        Delphi Automotive Systems Corporation                                       784,220
         2,100        Eaton Corporation                                                           152,381
         3,300        Ecolab Inc.                                                                 129,216
       131,400        Ford Motor Company                                                        7,021,688
         4,800        Fortune Brands, Inc.                                                        158,850
        71,100        General Motors Corporation                                                5,172,525
         5,200        Genuine Parts Company                                                       129,350
         4,400        Goodyear Tire and Rubber Company                                            123,888
         4,100        Hasbro, Inc.                                                                 78,156
         1,900        ITT Industries Indiana                                                       63,591
           800        Jostens, Inc.                                                                19,475
         2,300        Leggett & Platt Incorporated                                                 49,234
         1,300        Liz Claiborne, Inc.                                                          48,831
        13,500        Mattel Inc.                                                                 177,188
        12,600        Newell Rubbermaid Inc.                                                      365,007
        12,600        Nike, Inc.                                                                  624,882
         1,200        Pep Boys - Manny, Moe & Jack                                                 10,950
         1,200        Reebok International Ltd. *                                                   9,788
           800        Russell Corporation                                                          13,350
           400        Springs Industries Inc.                                                      15,975
        10,300        The Clorox Company                                                          518,541
         1,300        Timken Company                                                               26,528
         4,400        TRW Inc.                                                                    228,663
         1,200        Tupperware Corp.                                                             20,325
         2,500        V. F. Corporation                                                            75,000
                                                                                            -------------
                                                                                               16,224,977
                      CONSUMER STAPLES - 7.00%                                              -------------
           800        Adolph Coors Company                                                         41,950
         1,200        Alberto-Culver Company                                                       30,825
        62,100        American Home Products Corporation                                        2,451,012
        22,500        Anheuser Busch Companies Inc.                                             1,594,687
        23,055        Archer Daniels Midland Company                                              280,264

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      CONSUMER STAPLES (Continued)
        30,100        Avon Products, Inc.                                              $          992,361
        14,400        Barrick Gold Corporation                                                    256,051
        12,500        Bestfoods                                                                   657,031
         1,800        Brown Forman Corporation                                                    103,050
        51,300        Campbell Soup Company                                                     1,983,068
        18,900        Coca-Cola Enterprises Inc.                                                  380,954
        63,600        Colgate-Palmolive Company                                                 4,132,016
        21,700        ConAgra, Inc.                                                               488,929
         9,900        Costco Wholesale Corporation *                                              903,066
        13,500        General Mills, Inc.                                                         482,625
        51,900        Gillette Co.                                                              2,137,631
        41,500        Heinz (H. J.) Company                                                     1,650,924
         5,200        Hershey Foods Corporation                                                   246,838
        18,000        Kellogg Co.                                                                 555,188
         9,200        Nabisco Group Holdings                                                       97,463
       159,400        PepsiCo, Inc.                                                             5,623,839
       114,100        Philip Morris Companies Inc.                                              2,649,265
         5,100        Quaker Oats Company                                                         334,847
        33,300        Ralston Purina Company                                                      928,238
        40,200        Sara Lee Corporation                                                        888,171
        12,300        SYSCO Corporation                                                           486,619
       267,700        The Coca-Cola Company                                                    15,601,904
       144,100        The Procter & Gamble Company                                             15,787,956
        19,000        The Seagram Company Ltd.                                                    853,813
        27,300        Unilever NV                                                               1,486,998
         4,400        UST Inc.                                                                    110,825
         4,400        Wm. Wrigley Jr. Company                                                     364,788
                                                                                       ------------------
                                                                                               64,583,196
                      ENERGY - 6.70%                                                   ------------------
         2,400        Amerada Hess Corporation                                                    136,275
         2,600        Anadarko Petroleum Corp.                                                     88,725
         3,000        Apache Corporation                                                          110,719
         1,600        Ashland Inc.                                                                 52,700
        36,800        Atlantic Richfield Company                                                3,183,200
        34,900        Baker Hughes Incorporated                                                   735,081

                          See accompanying notes to financial statements


----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      ENERGY (Continued)
         7,000        Burlington Resources Inc.                                        $          231,437
        31,200        Chevron Corp.                                                             2,701,726
         2,000        Columbia Gas System, Inc.                                                   126,438
        18,000        Conoco, Inc.                                                                447,750
         3,200        Consolidated Natural Gas Company                                            207,700
        33,800        Enron Corporation                                                         1,499,875
       375,916        Exxon Mobil Corporation                                                  30,296,499
        50,400        Halliburton Company                                                       2,027,027
         1,100        Helmerich and Payne, Inc.                                                    23,925
         2,300        Kerr McGee Corporation                                                      142,600
         1,200        McDermott International, Inc.                                                10,838
        38,000        Occidental Petroleum Corporation                                            821,750
           800        ONEOK, Inc.                                                                  20,050
        11,300        Phillips Petroleum Co.                                                      531,454
         1,700        Rowan Companies, Inc. *                                                      36,762
       164,600        Royal Dutch Petroleum                                                     9,958,300
        59,300        Schlumberger Limited                                                      3,331,919
         6,200        Sempra Energy                                                               107,532
         2,000        Sunoco Inc.                                                                  47,063
        25,900        Texaco Inc.                                                               1,406,694
        24,400        The Coastal Corporation                                                     864,675
         2,200        Tosco Corporation                                                            59,881
        11,504        Transocean Sedco Forex Inc.                                                 387,189
         5,500        Union Pacific Resources Group, Inc.                                          69,953
         9,100        Unocal Corporation                                                          305,704
        11,400        USX Marathon Group                                                          282,507
        49,000        Williams Companies Inc.                                                   1,499,096
                                                                                       ------------------
                                                                                               61,753,044
                      FINANCE - 12.80%                                                 ------------------
         6,300        Aetna Life and Casualty Company                                             351,619
        11,800        Aflac Inc.                                                                  556,812
        38,300        Allstate Corp.                                                              920,399
        49,100        American Express Company                                                  8,159,806
        28,900        American General Corporation                                              2,192,787
       167,687        American International Group, Inc.                                       18,125,925

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      FINANCE (Continued)
        10,100        Amsouth Bancorporation                                           $          194,741
        11,400        Aon Corporation                                                             455,644
        34,600        Associates First Capital Corp.                                              951,500
       187,943        Bank of America Corporation                                               9,438,272
        35,700        Bank of New York Company, Inc.                                            1,430,231
       127,230        Bank One Corporation                                                      4,079,312
        11,900        BB&T Corp.                                                                  326,506
         7,400        Capital One Financial Corp.                                                 356,357
        38,700        Charles Schwab & Co., Inc.                                                1,485,113
        39,900        Chase Manhattan Corp.                                                     3,102,225
         7,600        Chubb Corp.                                                                 427,738
        23,700        Cigna Corp.                                                               1,910,073
         4,800        Cincinnati Financial Corporation                                            149,250
       370,125        Citigroup Inc.                                                           20,565,070
         5,800        Comerica Incorporated                                                       270,607
        10,500        Conseco, Inc.                                                               187,688
         2,500        Countrywide Credit Industries                                                62,969
        48,700        Federal National Mortgage Assn.                                           3,042,231
        12,200        Fifth Third Bancorp                                                         894,794
        46,100        First Union Corp.                                                         1,515,538
        41,491        Firstar Corporation                                                         875,203
        42,719        Fleet Boston Financial Corp.                                              1,488,492
         9,500        Franklin Resources, Inc.                                                    304,891
        33,000        Freddie Mac                                                               1,552,033
         4,800        Golden West Financial Corporation                                           160,950
        21,300        Household International Inc.                                                792,094
         7,400        Huntington Bancshares Incorporated                                          176,444
         7,900        J. P. Morgan & Co., Inc.                                                  1,000,585
         3,900        Jefferson Pilot Corporation                                                 266,053
        20,000        KeyCorp                                                                     443,750
         1,500        L. F. Rothschild Holdings, Inc.                                              36,609
         4,400        Lehman Brothers Holdings Inc.                                               372,900
         7,400        Lincoln National Corporation                                                295,769
         4,000        Loews Corporation                                                           242,875
        11,500        Marsh & McLennan Companies                                                1,100,406
         2,800        MBIA, Inc.                                                                  147,875


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      FINANCE (Continued)
        35,600        MBNA Corp.                                                       $          968,989
        23,000        Mellon Financial Corp.                                                      783,438
        38,500        Merrill Lynch & Co., Inc.                                                 3,214,750
         4,000        MGIC Investment Corporation                                                 240,750
        27,100        Morgan Stanley Dean Witter and Co.                                        3,869,373
        27,900        National City Corp.                                                         660,881
         8,500        Northern Trust Corporation                                                  453,954
         1,100        Old Kent Financial Corporation                                               38,809
         4,200        PaineWebber Group Inc.                                                      163,144
        13,400        PNC Bank Corp.                                                              596,300
         6,300        Providian Financial Corp.                                                   573,694
         7,200        Regions Financial Corp.                                                     180,675
         3,900        Republic New York Corporation                                               280,678
         2,900        SAFECO Corporation                                                           72,047
         8,400        St. Paul Companies, Inc.                                                    282,713
         6,000        SLM Holding Corporation                                                     253,313
         5,500        SouthTrust Corporation                                                      207,797
         7,100        State Street Corporation                                                    518,744
         4,900        Summit Bancorp Inc.                                                         150,063
        14,400        Suntrust Banks Inc.                                                         990,900
         8,400        Synovus Financial Corp.                                                     167,213
         1,600        T. Rowe Price Associates, Inc.                                               59,000
         3,150        The Bear Stearns Companies Inc.                                             134,564
        26,800        The Hartford Financial Services Group, Inc.                               1,270,489
         2,100        The Progressive Corporation                                                 153,563
         2,900        Torchmark Corporation                                                        84,372
         4,700        Union Planters Corporation                                                  185,503
         7,700        United Healthcare Corporation *                                             409,544
         9,000        UnumProvident Corporation                                                   288,563
        83,200        U. S. Bancorp                                                             1,981,200
         9,200        Wachovia Corp.                                                              625,600
        26,000        Washington Mutual                                                           676,000
       175,600        Wells Fargo & Company                                                     7,106,321
                                                                                       ------------------
                                                                                              118,053,080
                                                                                       ------------------

                          See accompanying notes to financial statements
11



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      HEALTH - 8.98%
        72,300        Abbott Laboratories                                              $        2,625,394
         5,000        Allergan, Inc.                                                              248,906
         2,500        Alza Corp. *                                                                 86,562
        48,200        Amgen *                                                                   2,893,509
        32,800        Baxter International Inc.                                                 2,060,250
         9,300        Becton, Dickinson and Company                                               248,775
         2,500        Biomet, Inc.                                                                 99,922
        17,900        Boston Scientific Corp. *                                                   391,562
       215,800        Bristol-Myers Squibb Company                                             13,858,417
         1,200        C. R. Bard, Inc.                                                             63,600
        12,200        Cardinal Health, Inc.                                                       584,075
        73,950        Columbia/HCA Healthcare Corporation                                       2,169,974
        17,600        CVS Corp.                                                                   702,900
        52,100        Eli Lilly and Company                                                     3,464,650
        13,500        Guidant Corp. *                                                             634,500
        10,000        Healthsouth Corporation *                                                    53,438
         3,600        Humana, Inc. *                                                               29,363
       146,000        Johnson & Johnson                                                        13,596,250
         8,000        Mallinckrodt Inc.                                                           255,000
         2,400        Manor Care Inc. *                                                            38,325
         9,100        McKesson HBOC Inc.                                                          205,035
        55,800        Medtronic, Inc.                                                           2,033,212
       258,700        Merck & Co., Inc.                                                        17,349,069
       298,700        Pfizer Inc.                                                               9,679,762
        58,200        Pharmacia & Upjohn, Inc.                                                  2,624,459
         1,800        St. Jude Medical Inc. *                                                      55,181
        69,700        Schering Plough Corporation                                               2,938,294
         2,100        Sigma-Aldrich Corporation                                                    63,066
        10,600        Tenet Healthcare Corporation *                                              249,432
        40,400        Warner Lambert Co.                                                        3,311,540
         2,100        Watson Pharmaceuticals Inc. *                                                75,534
         1,400        Wellpoint Health Networks Inc. *                                             92,313
                                                                                       ------------------
                                                                                               82,782,269
                                                                                       ------------------


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CYCLICALS - 8.93%
         8,400        Air Products and Chemicals, Inc.                                 $          281,663
         8,400        Alcan Aluminum Limited                                                      345,713
        39,200        Alcoa Inc.                                                                3,252,377
        10,774        Allegheny Technologies Incorporated *                                       242,068
        16,700        Applied Materials Inc. *                                                  2,115,160
           800        Armstrong World Industries Inc.                                              26,700
         4,400        Avery Dennison Corp.                                                        320,925
           800        Ball Corporation                                                             31,500
         1,200        Bausch & Lomb Inc.                                                           82,088
         1,200        Bemis Company Inc.                                                           41,813
        13,600        Bethlehem Steel Corporation *                                               113,476
         2,300        B. F. Goodrich Company                                                       63,250
         6,200        Boise Cascade Corporation                                                   250,907
           400        Briggs & Stratton Corporation                                                21,413
        10,600        Brunswick Corporation                                                       236,844
        15,900        Caterpillar Inc.                                                            749,287
        32,400        Cendant Corp. *                                                             860,625
         1,200        Centex Corporation                                                           29,588
        10,500        Champion International Corporation                                          650,344
         2,500        Cooper Industries, Inc.                                                     101,172
        10,800        Corning Incorporated                                                      1,393,200
         1,500        Crane Company                                                                29,859
         2,600        Crown Cork and Seal Company                                                  58,175
         5,200        Danaher Corporation                                                         250,900
         8,600        Deere and Company                                                           373,294
         7,800        Dover Corporation                                                           353,925
       122,300        DuPont (E. I.) de Nemours and Company                                     8,060,340
           400        Eastern Gas and Fuel Associates                                              22,963
         1,700        Eastman Chemical Company                                                     81,016
        37,100        Eastman Kodak Company                                                     2,457,875
         2,700        Engelhard Corporation                                                        50,878
         3,100        Equifax Inc.                                                                 73,237
        19,200        First Data Corp.                                                            948,000
         6,700        FirstEnergy Corporation                                                     152,006
           800        Fleetwood Enterprises, Inc.                                                  16,450
         8,100        Fluor Corporation                                                           371,335


                          See accompanying notes to financial statements
13



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CYCLICALS (Continued)
           800        FMC Corporation *                                               $            45,850
         7,200        Fort James Corporation                                                      197,325
           800        Foster Wheeler Corporation                                                    7,050
         3,600        Freeport-McMoRan Inc. *                                                      76,163
        14,500        General Dynamics Corporation                                                765,329
         6,400        Georgia Pacific Corporation                                                 324,600
         1,200        Great Lakes Chemical Corporation                                             45,825
         2,300        Hercules Incorporated                                                        64,112
       112,600        Hewlett-Packard Company                                                  12,836,400
       106,050        Home Depot Inc.                                                           7,274,372
        23,100        Homestake Mining Company                                                    180,469
           333        Hutting Building Products *                                                   1,644
         3,200        IKON Office Solutions, Inc.                                                  21,800
        11,700        Illinois Tool Works Inc.                                                    790,116
        11,700        IMS Health Inc.                                                             317,729
         4,100        Inco Limited *                                                               96,350
         7,500        Ingersoll Rand Company                                                      412,735
        11,800        International Flavors & Fragrances Inc.                                     445,819
        35,200        International Paper Company                                               1,985,502
         1,100        Kaufman and Broad Home Corporation                                           26,537
        25,600        Kimberly-Clark Corp.                                                      1,670,400
        17,600        Lockheed Martin Corp.                                                       384,451
         2,300        Louisiana Pacific Corporation                                                32,703
        16,800        Lowe's Companies Inc.                                                     1,003,800
        15,100        Masco Corporation                                                           383,635
         2,100        Mead Corporation                                                             91,153
           800        Milacron Inc.                                                                12,250
        43,600        Minnesota Mining and Manufacturing                                        4,267,350
        68,000        Monsanto Company                                                          2,420,378
           500        NACCO Industries, Inc.                                                       27,734
         1,400        Navistar International Corp. Holding *                                       66,325
         4,300        Newmont Mining Corporation                                                  105,216
         1,500        Northrop Corporation                                                         81,094

                      See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CYCLICALS (Continued)
         1,900        Nucor Corporation                                                $          104,203
         9,100        Office Depot, Inc. *                                                         99,816
         1,200        Owens Corning, Inc.                                                          23,250
         3,300        Owens Illinois, Inc. *                                                       82,603
         3,700        Pactive Corporation *                                                        39,428
         2,700        Pall Corporation                                                             58,135
         3,200        Parker Hannifin Corporation                                                 164,300
         9,100        Paychex, Inc.                                                               363,716
         3,600        PE Corporation                                                              432,563
         1,900        Phelps Dodge Corporation                                                    127,537
        11,900        Pitney Bowes Inc.                                                           576,406
         8,300        Placer Dome Inc.                                                             89,485
         4,900        Polaroid Corporation                                                         92,028
           700        Potlatch Corporation                                                         31,216
         7,800        PPG Industries, Inc.                                                        487,744
         5,800        Praxair, Inc.                                                               292,175
           900        Pulte Corporation                                                            20,222
         1,300        Reynolds Metals Company                                                      99,694
        20,400        Rockwell International Corporation                                          975,375
         8,000        Rohm and Haas Company                                                       325,250
         2,100        Sealed Air Corporation *                                                    108,872
         3,600        Sherwin Williams Company                                                     75,488
         1,400        Snap On Inc.                                                                 37,187
         1,900        Stanley Works                                                                57,356
        20,600        Staples, Inc. *                                                             426,162
         1,200        Temple Inland Inc.                                                           79,125
         6,600        Textron Inc.                                                                506,138
         9,500        The Black & Decker Corporation                                              496,375
       108,552        The Boeing Company                                                        4,508,306
        25,400        The Dow Chemical Company                                                  3,393,283
         5,100        Union Carbide Corporation                                                   340,425
        49,000        United Technologies Corporation                                           3,183,471
         1,900        USX U. S. Steel Group                                                        62,641

                          See accompanying notes to financial statements
15



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CYCLICALS (Continued)
         2,100        Vulcan Materials Company                                        $            84,000
         1,600        W. R. Grace and Company *                                                    22,150
         2,100        Westvaco Corp.                                                               68,447
        22,800        Weyerhaeuser Company                                                      1,636,614
         3,000        Willamette Industries Inc.                                                  139,313
         2,000        Worthington Industries Inc.                                                  33,063
        71,200        Xerox Corporation                                                         1,615,350
                                                                                       ------------------
                                                                                               82,331,494
                                                                                       ------------------
                      RETAIL - 5.35%
        17,700        Albertsons Incorporated                                                     570,273
         3,200        AutoZone, Inc. *                                                            103,400
         1,900        Bed Bath and Beyond Inc. *                                                   65,847
         7,700        Best Buy Co., Inc. *                                                        386,204
         7,600        Circuit City Stores Circuit City Group                                      342,475
         2,300        Consolidated Stores Corporation *                                            37,447
        21,100        Dayton Hudson Corp.                                                       1,549,531
         2,300        Dillard Department Stores                                                    46,503
         7,600        Dollar General Corporation                                                  172,663
         9,200        Federated Department Stores, Inc. *                                         464,888
        40,850        Gap Inc.                                                                  1,877,825
           800        Great Atlantic and Pacific Tea Company                                       22,225
         1,600        Harcourt General, Inc.                                                       64,350
         9,300        J. C. Penney Company Inc.                                                   185,419
        56,500        Kmart Corporation *                                                         566,768
         6,100        Kohl's Corporation *                                                        440,344
           800        Longs Drug Stores Corporation                                                20,600
         3,000        Nordstrom, Inc.                                                              78,750
         6,300        Rite Aid Corporation                                                         70,481
        22,400        Safeway Inc. *                                                              796,600
        43,900        Sears, Roebuck and Co.                                                    1,337,580
         2,700        Supervalu, Inc.                                                              53,916
        22,200        Tandy Corporation                                                         1,093,350


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      RETAIL (Continued)
        36,800        The Kroger Co. *                                                 $          695,752
        24,900        The Limited, Inc.                                                         1,078,481
        40,200        The May Department Stores Company                                         1,297,708
        10,400        TJX Companies Inc.                                                          212,550
        27,900        Toys "R" Us, Inc. *                                                         399,319
        47,600        Walgreen Co.                                                              1,393,790
       489,400        Wal-Mart Stores, Inc.                                                    33,829,775
         3,600        Winn-Dixie Stores, Inc.                                                      86,175
                                                                                       ------------------
                                                                                               49,340,989
                      SERVICES - 4.69%                                                 ------------------
         1,500        AM International Inc.                                                        35,391
         4,000        American Waste Services Inc. *                                               35,125
         6,900        AMR Corporation *                                                           462,300
        53,800        Burlington Northern Santa Fe Corporation                                  1,308,012
        29,100        Carnival Corp.                                                            1,390,436
        82,196        CBS Corporation *                                                         5,255,407
        14,900        Clear Channel Communications, Inc. *                                      1,329,825
        35,400        Comcast Corporation *                                                     1,788,808
         8,200        CSX Corporation                                                             257,532
         2,900        Darden Restaurants Inc.                                                      52,562
        15,500        Delta Air Lines, Inc.                                                       772,579
         1,700        Deluxe Check Printers Incorporated                                           46,537
         2,800        Dow Jones & Co., Inc.                                                       190,400
         4,600        Dun and Bradstreet Corporation                                              135,556
        33,800        FDX Corporation *                                                         1,385,800
        12,500        Gannett Co., Inc.                                                         1,019,531
         2,100        H&R Block, Inc.                                                              91,941
        11,100        Harrah's Entertainment, Inc. *                                              293,110
         5,500        Hilton Hotels Corporation                                                    52,937
        12,600        Interpublic Group of Companies                                              726,469
         4,100        Kansas City Southern Industries, Inc.                                       305,835
         2,000        Knight Ridder, Inc.                                                         119,125
         9,300        Marriott International Inc.                                                 293,531
       147,000        McDonald's Corporation                                                    5,921,351
         7,400        McGraw Hill Company Inc.                                                    456,025
        28,800        MediaOne Group, Inc. *                                                    2,212,200


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      SERVICES (Continued)
         1,200        Meredith Corporation                                            $            49,988
         4,300        Mirage Resorts, Incorporated *                                               65,710
         6,400        New York Times Company                                                      314,200
        43,500        Norfolk Southern Corporation                                                891,750
         7,900        Omnicom Group Inc.                                                          790,494
         1,700        PACCAR, Inc.                                                                 75,278
         2,800        R. R. Donnelly & Sons Company                                                69,563
         5,900        Service Corporation International                                            40,931
        18,300        Southwest Airlines Co.                                                      296,231
       222,500        The Walt Disney Company                                                   6,508,125
        59,300        Time Warner Inc.                                                          4,295,544
         1,600        Times Mirror Company                                                        107,200
         8,700        Tribune Company                                                             479,044
         4,900        Tricon Global Restaurants Inc. *                                            189,263
        11,000        Union Pacific Corp.                                                         479,188
         1,600        US Airways Group, Inc. *                                                     51,300
        33,100        Viacom Inc. *                                                             2,000,481
        29,200        Waste Management Inc.                                                       500,050
         2,600        Wendy's International, Inc.                                                  53,788
                                                                                       ------------------
                                                                                               43,196,453
                                                                                       ------------------
                      TECHNOLOGY - 35.63%
        13,300        3Com Corp. *                                                                624,685
         1,800        Adaptec Inc. *                                                               89,719
         4,800        ADC Telecommunications, Inc. *                                              348,150
         4,300        Adobe Systems Incorporated                                                  289,175
         3,200        Advanced Micro Devices Inc. *                                                92,500
       181,800        America Online, Inc. *                                                   13,714,538
         2,300        Analog Devices, Inc. *                                                      213,828
         1,700        Andrew Corporation *                                                         32,141
         5,700        Apple Computer Incorporated *                                               585,853
         1,200        Autodesk Inc.                                                                40,463
        29,400        Automatic Data Processing, Inc.                                           1,584,845
         8,900        BMC Software, Inc. *                                                        711,166
         4,600        Cabletron Systems Inc. *                                                    119,456
        16,000        Ceridian Corporation *                                                      345,501
       343,050        Cisco Systems, Inc. *                                                    36,738,528


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      TECHNOLOGY (Continued)
           700        Citrix Systems, Inc. *                                          $            86,078
        80,600        COMPAQ Computer Corporation                                               2,181,238
        25,600        Computer Associates International, Inc.                                   1,790,400
        18,200        Computer Sciences Corporation *                                           1,721,607
        13,600        Compuware Corporation *                                                     506,176
         1,425        Comverse Technology Inc. *                                                  206,224
       120,500        Dell Computer Corporation *                                               6,141,740
        23,300        Electronic Data Systems Corp.                                             1,558,188
        48,475        EMC Corporation *                                                         5,295,894
        20,600        Emerson Electric Co.                                                      1,181,282
        11,500        Gateway, Inc. *                                                             829,438
       355,900        General Electric Company                                                 55,064,420
         6,500        General Instrument Corporation *                                            552,703
        20,665        Global Crossing Ltd. *                                                    1,032,605
        55,300        Honeywell International Inc.                                              3,190,119
       362,200        Intel Corporation                                                        29,802,287
       202,600        International Business Machines Corporation                              21,880,800
         2,400        Johnson Controls, Inc.                                                      136,575
         3,200        KLA-Tencor Corporation *                                                    356,300
         3,600        Lexmark International Group Inc. *                                          325,800
         5,400        LSI Logic Corporation *                                                     364,500
       291,240        Lucent Technologies Corp.                                                21,788,393
         2,100        Maytag Corporation                                                          100,800
         9,400        Micron Technology, Inc. *                                                   730,850
       417,800        Microsoft Corporation *                                                  48,765,115
           900        Millipore Corporation                                                        34,791
         1,400        Molex Incorporated                                                           79,319
        28,700        Motorola Inc.                                                             4,228,767
        18,000        National Semiconductor Corporation *                                        770,625
           800        National Service Industries, Inc.                                            23,550
         5,100        Network Appliance, Inc. *                                                   423,460
       141,600        Nortel Networks Corporation                                              14,306,032
        12,500        Novell Inc. *                                                               498,829
       158,387        Oracle Corporation *                                                     17,744,302
         8,200        Parametric Technology Corporation *                                         221,657
         6,400        PeopleSoft, Inc. *                                                          136,200


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      TECHNOLOGY (Continued)
           900        Perkin Elmer Inc.                                               $            37,547
        21,600        QUALCOMM Incorporated *                                                   3,803,626
        38,600        Raytheon Company                                                          1,024,108
         1,600        Scientific Atlanta Inc.                                                      88,950
         8,100        Seagate Technology, Inc. *                                                  376,904
           500        Shared Medical Systems Corporation                                           25,469
         4,000        Silicon Graphics, Inc. *                                                     39,375
        11,900        Solectron Corporation *                                                   1,131,988
        73,400        Sun Microsystems, Inc. *                                                  5,681,622
         5,350        Tektronix, Inc.                                                             207,981
        18,900        Tellabs Inc. *                                                            1,212,554
         1,500        Teradyne, Inc. *                                                             98,953
        84,600        Texas Instruments Incorporated                                            8,198,273
         3,300        Thermo Electron Corporation *                                                49,706
         1,200        Thomas and Betts Corp.                                                       38,288
       116,384        Tyco International Ltd.                                                   4,524,428
        27,600        Unisys Corporation*                                                         881,475
         2,400        W. W. Grainger, Inc.                                                        114,675
         1,900        Whirlpool Corporation                                                       123,678
         7,200        Xilinx, Inc. *                                                              327,375
         2,300        Yahoo! Inc. *                                                               995,253
                                                                                       ------------------
                                                                                              328,569,840
                                                                                       ------------------
                      UTILITIES - 8.66%
         7,300        AES Corporation *                                                           545,447
        13,300        Alltel Corp.                                                              1,099,744
         3,500        Ameren Corp.                                                                114,625
        20,400        American Electric Power, Inc.                                               654,714
       342,750        AT&T Corp.                                                               17,415,983
       168,636        Bell Atlantic Corporation                                                10,376,392
        90,200        Bellsouth Corp.                                                           4,222,488
         4,500        Carolina Power and Light Company                                            136,969
         5,400        Central and South West Corporation                                          108,000
         5,200        CenturyTel, Inc.                                                            246,188
         4,100        Cinergy Corp.                                                                98,913
         2,500        CMS Energy Corporation                                                       77,969
        10,000        Consolidated Edison Inc.                                                    345,313


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

       Shares                                Common Stocks                                          Value
-----------------------------------------------------------------------------------------------------------
                      UTILITIES (Continued)
         3,800        Constellation Energy Group, Inc.                                 $          110,081
         7,100        Dominion Resources, Inc.                                                    278,897
         4,200        DTE Energy Company                                                          131,644
        16,100        Duke Energy Corp.                                                           806,510
        13,000        Edison International Inc.                                                   340,844
         4,800        El Paso Energy Corporation                                                  186,150
        28,300        Entergy Corporation                                                         727,842
         2,500        Florida Progress Corporation                                                105,860
         6,800        FPL Group, Inc.                                                             291,125
         3,200        General Public Utilities Corporation                                         95,800
        46,300        GTE Corporation                                                           3,271,387
       229,200        MCI WorldCom Inc. *                                                      12,154,774
         2,500        New Century Energies                                                         75,860
        14,200        NEXTEL Communications, Inc. *                                             1,463,932
         4,000        Niagara Mohawk Power Corporation *                                           55,625
         1,000        Nicor Incorporated                                                           32,469
         3,300        Northern States Power Company                                                64,350
         6,900        Peco Energy Co.                                                             239,560
         4,000        Pennsylvania Power and Light Co.                                             91,375
           800        Peoples Energy Corporation                                                   26,800
        17,100        PG&E Corp.                                                                  350,016
           400        Pinnacle West Capital Corporation                                            12,213
         8,300        Public Service Enterprise Group Inc.                                        288,685
        11,100        Reliant Energy Inc.                                                         253,913
       269,856        SBC Communications Inc.                                                  13,163,926
        79,900        Southern Company                                                          1,872,656
        41,400        Sprint Corp FON Group                                                     2,788,033
        20,900        Sprint Corp PCS Group *                                                   2,144,863
        12,500        Texas Utilities Co.                                                         444,531
        24,900        Unicom Corporation                                                          833,373
        24,000        U S WEST Communications, Inc.                                             1,728,000
                                                                                       ------------------
                                                                                               79,873,839
                                                                                       ------------------

                      TOTAL COMMON STOCKS - 100.50%                                           926,709,181
                      (cost $660,377,060)                                              ------------------


                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

      Contracts                                                                                     Value
-----------------------------------------------------------------------------------------------------------
                      PUT OPTIONS - 0.62%
         1,451        On S&P 500 Stock Index expiring January 22, 2000 at 1200         $          181,375
         1,525        On S&P 500 Stock Index expiring February 19, 2000 at 1300                 1,305,781
         3,368        On S&P 500 Stock Index expiring March 18, 2000 at 1275                    4,188,950
                                                                                       ------------------
                      (cost $11,905,866)                                                        5,676,106
                                                                                       ------------------

                      REPURCHASE AGREEMENT - 8.09% **
                      1.00% repurchase agreement
                      with Firstar Bank, N.A.,
                      dated December 31, 1999, due January 3, 2000                             74,660,000
                      (repurchase proceeds $74,666,222)                                ------------------

                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 109.21%                  1,007,045,287
                                                                                       ------------------

                      CALL OPTIONS OUTSTANDING - (9.36%) ***
        (1,118)       On S&P 100 Stock Index expiring January 22, 2000 at 700                 (10,956,400)
        (1,485)       On S&P 500 Stock Index expiring January 22, 2000 at 1300                (26,126,718)
          (851)       On S&P 500 Stock Index expiring January 22, 2000 at 1375                 (8,994,006)
          (414)       On S&P 500 Stock Index expiring January 22, 2000 at 1400                 (3,454,313)
          (717)       On S&P 500 Stock Index expiring February 19, 2000 at 1350               (10,123,144)
          (738)       On S&P 500 Stock Index expiring February 19, 2000 at 1375                (8,851,388)
          (793)       On S&P 500 Stock Index expiring February 19, 2000 at 1400                (7,915,131)
          (737)       On S&P 500 Stock Index expiring March 18, 2000 at 1375                   (9,843,556)
                                                                                       -------------------
                      (premiums received $48,013,650)                                         (86,264,656)
                                                                                       ===================

                      OTHER ASSETS AND LIABILITIES, NET - 0.15%                                 1,347,700
                                                                                       -------------------

                      NET ASSETS - 100.00%                                                $   922,128,331
                                                                                       ===================

                      *     Denotes a non-income producing security.
                      **    Repurchase agreement fully collateralized by
                            U. S. Government Agency obligations.
                      *** The aggregate value of investments that covers outstanding call options is $926,709,181.

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
ASSETS:
Common stocks, at value (original cost $660,377,060)                                      $  926,709,181
Put options, at value (original cost $11,905,866)                                              5,676,106
Repurchase agreement                                                                          74,660,000
Receivable for fund shares sold                                                                1,140,735
Dividend and interest receivable                                                                 782,356
Cash                                                                                                 269
Other assets                                                                                       4,672
                                                                                       -----------------
                                                                                           1,008,973,319
                                                                                       =================

LIABILITIES:
Call options outstanding, at value
   (premiums received $48,013,650)                                                            86,264,656
Accrued distribution fees                                                                        319,948
Payable for fund shares redeemed                                                                 145,965
Other accrued expenses and liabilities                                                           114,419
                                                                                       -----------------
                                                                                              86,844,988
                                                                                       -----------------
NET ASSETS                                                                                $  922,128,331
                                                                                       =================
NET ASSETS CONSIST OF:
Paid-in capital applicable to 38,951,594 shares outstanding
   (unlimited number of shares authorized, no par value)                                  $  761,989,616
Undistributed net investment income                                                               50,104
Accumulated realized loss, net                                                               (61,762,744)
Unrealized appreciation, net                                                                 221,851,355
                                                                                       -----------------
                                                                                          $  922,128,331
                                                                                       =================

NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE                                                                               $23.67
                                                                                                 ======

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                           $   7,629,482
Interest income                                                                               1,353,483
                                                                                       ----------------
                                                                                              8,982,965
                                                                                       ----------------

EXPENSES:
Investment advisory and management fees                                                       4,048,147
Distribution fees                                                                             2,073,778
Registration fees                                                                               151,815
Professional fees                                                                                56,917
Custodian fees                                                                                   55,865
Trustees' fees                                                                                   30,535
Insurance expense                                                                                19,619
Other expenses                                                                                   88,689
                                                                                       ----------------
                                                                                              6,525,365
                                                                                       ----------------

NET INVESTMENT INCOME                                                                         2,457,600
                                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                                                25,158,365
   Call options expired and closed                                                           (9,467,556)
   Put options expired and closed                                                           (51,190,960)
                                                                                       ----------------
                                                                                            (35,500,151)
                                                                                       ----------------

Change in unrealized appreciation/depreciation of investments:
   Securities                                                                               140,871,340
   Call options                                                                             (25,131,471)
   Put options                                                                               (2,344,746)
                                                                                       ----------------
                                                                                            113,395,123
                                                                                       ----------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                              77,894,972
                                                                                       ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 80,352,572
                                                                                       ================

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                                                            1999             1998
                                                                       ---------------   --------------

FROM OPERATIONS:
Net investment income                                                 $    2,457,600    $    2,412,810
Net realized loss on investments                                         (35,500,151)      (27,651,246)
Net change in unrealized appreciation/depreciation of investments        113,395,123        66,605,828
                                                                      --------------     -------------
   Net increase in net assets resulting from operations                   80,352,572        41,367,392
                                                                      --------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                (2,438,681)       (2,382,755)
From net realized gain on investments
                                                                                  --          (277,798)
                                                                      --------------     -------------
   Decrease in net assets from dividends and distributions                (2,438,681)       (2,660,553)
                                                                      --------------     -------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                636,834,219       302,072,143
Net asset value of shares issued in reinvestment of
   dividends and distributions                                             2,147,316         2,501,190
Payments for shares redeemed                                            (258,967,347)     (134,538,098)
                                                                      --------------     -------------
   Net increase in net assets from fund shares transactions              380,014,188       170,035,235
                                                                      --------------     -------------

NET INCREASE IN NET ASSETS                                               457,928,079       208,742,074

NET ASSETS:
Beginning of year                                                        464,200,252       255,458,178
                                                                      --------------     -------------
End of year, including undistributed net investment
   income of $50,104 and $31,185, respectively                          $922,128,331      $464,200,252
                                                                      ==============     =============


FUND SHARE TRANSACTIONS:
Shares sold                                                               28,353,150        15,943,506
Shares issued in reinvestment of dividends and distributions                  93,403            88,960
Shares redeemed                                                          (11,580,626)       (7,498,906)
                                                                      --------------     -------------

NET INCREASE IN SHARES OUTSTANDING                                        16,865,927         8,533,560
                                                                      ==============     =============

                          See accompanying notes to financial statements



----------------------------------------------------------------------------------------------------------
GATEWAY FUND
FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------

                                                            Year Ended December 31,
                                         1999          1998          1997          1996        1995 (1)
                                         ----          ----          ----          ----        --------

Net asset value, beginning of year       $21.02        $18.85        $18.48        $16.91        $15.48
                                         ------        ------        ------        ------        ------
Net investment income                      0.07          0.12          0.18          0.21          0.24
Net gain on investments                    2.65          2.18          2.09          1.56          1.46
                                         ------        ------        ------        ------        ------
   Total from investment operations        2.72          2.30          2.27          1.77          1.70
                                         ------        ------        ------        ------        ------

Dividends from net investment income      (0.07)        (0.12)        (0.18)        (0.20)        (0.24)
Distributions from net realized gain        --          (0.01)        (1.72)           --            --
Distributions in excess of
   net realized gain                        --             --            --            --         (0.03)
                                         ------        ------        ------        ------        ------

   Total distributions                    (0.07)        (0.13)        (1.90)        (0.20)        (0.27)
                                         ------        ------        ------        ------        ------

Net asset value, end of year             $23.67        $21.02        $18.85        $18.48        $16.91
                                         ======        ======        ======        ======        ======

TOTAL RETURN                             12.97%        12.26%        12.35%        10.53%        11.04%

Net assets, end of year (thousands)   $922,128      $464,200      $255,458      $194,363      $176,220

Ratio of expenses to average net          0.98%         0.99%         1.07%         1.14%         1.19%
assets

Ratio of net investment income to
   average net assets                     0.37%         0.66%         0.90%         1.18%         1.51%

Portfolio turnover rate                     11%           12%           82%           17%            5%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.


                          See accompanying notes to financial statements

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to achieve a high total return at a reduced level of risk. The Fund attempts to achieve its investment objective primarily by investing in stocks and by selling call options on an Index. The Fund has undertaken a transition program to convert its indexed portfolio from owning the 100 common stocks included in the S&P 100 Index to owning the 500 common stocks included in the S&P 500 Index. To avoid the realization of significant capital gains, the transition will take place over an extended period of time. During the transition period, the Fund's portfolio will be a hybrid of the S&P 100 Index and the S&P 500 Index, and the Fund will continue to follow its strategy of selling index call options and buying index put options. The financial statements of the Gateway Small Cap Index Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are recorded on the ex-dividend date and are declared and paid to shareholders no less than annually. Net realized capital gains, if any, are distributed to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of common stock for tax purposes was $660,542,650 at December 31, 1999; gross unrealized appreciation totaled $291,942,437 and gross unrealized depreciation totaled $25,775,906. The Fund has a net capital loss carryforward of $106,036,975, of which $43,225,339 expires on December 31, 2006 and $62,811,636 expires on December 31, 2007.

Tax regulations require the Fund to assume that open option contracts are closed each year-end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES
Effective January 1, 1999, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. Also effective January 1, 1999, the Fund pays the Adviser an investment advisory and management fee under a new Management Agreement at an annual rate of 0.925% of the Fund's average daily net asset value minus distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting, and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the new Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

3.   SECURITIES TRANSACTIONS
For the year ended December 31, 1999, purchases of investment securities (excluding short-term investments) totaled $370,739,339 and proceeds from sales totaled $69,925,281.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 1999, transactions in written options were as follows:
                                      Number of Contracts      Premiums
                                      -------------------      --------

 Outstanding at December 31, 1998           7,614            $ 21,182,640
 Options written                           60,845             262,798,164
 Options exercised                        (61,606)           (235,967,154)
                                          -------            ------------
 Outstanding at December 31, 1999           6,853            $ 48,013,650
                                          =======            ============

4.   BANK LOANS
The Fund has an uncommitted $37,500,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.5%. There are no fees associated with maintaining this facility. For the year ended December 31, 1999, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Fund of The Gateway
Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Fund (one of the funds constituting The Gateway Trust) as of December 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Fund of The Gateway Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                             Arthur Andersen LLP
January 19, 2000

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------


                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------

                       $1,000 Minimum Initial Investment
                      $500 Minimum Initial IRA Investment
                       $100 Minimum Additional Investment
                           No Annual Account Charges
                              No-Fee IRA Accounts

                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds
                          Automatic Investment Program
                         Systematic Withdrawal Program
                             Telephone Redemptions

                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                  Individuals
                                      IRAs
                                     Trusts
                                 Pension Plans
                                Gifts to Minors

--------------------------------------------------------------------------------

                                  CINCINNATI(R)
                                      FUND







       [CINCINNATI FUND(R) LOGO]                               ANNUAL REPORT
                                                                   1999
 P.O. BOX 5211 CINCINNATI, OHIO 45201-5211
              (800) 354-5525

                               CINCINNATI FUND(R)
                         Highlights at December 31, 1999


                                           AVERAGE ANNUAL TOTAL RETURN
                                ---------------------------------------------------
                         Past         One        Three      Five   Since Inception    Price
                        Quarter       Year       Years      Years     on 11/7/94    Per Share
                        -------       ----       -----      -----     ----------    ---------
CINCINNATI FUND(R)        6.84%      (4.13%)     11.43%     17.55%       16.82%      $ 19.84

S&P 500                  14.88       21.04       27.56      28.55

Russell 2000             18.45       21.26       13.08      16.69

Lehman Gov't./
    Corp. Bond           (0.41)      (1.76)       5.68       7.69

U. S. Inflation (CPI)     0.54        2.69        2.18       2.48



                                             CUMULATIVE TOTAL RETURN
                                ---------------------------------------------------

                          Past        One         Three      Five   Since Inception
                         Quarter      Year        Years      Years     on 11/7/94
                         -------      ----        -----      -----     ----------
CINCINNATI FUND(R)        6.84%      (4.13%)      38.36%     124.62%     122.59%

S&P 500                  14.88       21.04       107.55      251.10

Russell 2000             18.45       21.26        44.58      116.37

Lehman Gov't./
    Corp. Bond           (0.41)      (1.76)       18.02       44.82

U. S. Inflation (CPI)     0.54        2.69         6.67       13.02




Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or
                          less than the original cost.

         This report must be preceded by or accompanied by a prospectus.

--------------------------------------------------------------------------------
1 CINCINNATI FUND

                               CINCINNATI FUND(R)
                  Letter from the Chairman - December 31, 1999

Dear Shareholder:

         The Cincinnati business community prospered in 1999. Many of our local companies, both large and small, posted sales and earnings records. However, this did not translate into success for the Cincinnati Fund's portfolio.

         Despite favorable business conditions throughout the year, investors overlooked many of Cincinnati's most venerable companies and focused instead on high technology and communications -- rapidly growing industries that are not heavily represented in local environs. For a full description of the impact of these market-related factors, please see portfolio manager Patrick Rogers' report on the following pages.

         While Cincinnati's traditional base of manufacturing, marketing, and finance did not attract investor attention in 1999, its industry-leading companies became ever greater values. As sales and profits improved and stock prices remained flat or declined, relative value increased significantly. Cincinnati's business community, as represented by the stock market, ended the year overlooked and unwanted.

         As we move into the new decade, Cincinnati companies are well-managed and well-positioned to benefit from continued economic expansion. We remain confident that the values represented here will be recognized in the months and quarters ahead. Your Fund is poised for recovery.

                               Cordially,

                               /s/ Walter G. Sall

                               Walter G. Sall
                               Chairman

--------------------------------------------------------------------------------
2 CINCINNATI FUND

                               CINCINNATI FUND(R)
                 Portfolio Manager's Report - December 31, 1999

         Even though the major market averages produced above normal returns for 1999, the narrowness of last year's market advance made it difficult for the Cincinnati Fund(R) to participate. For the twelve months ended December 31, 1999, the Cincinnati Fund produced a -4.1% return. Over the same time period, the S&P 500 Index and the Russell 2000 Index produced returns of 21.0% and 21.3%, respectively.

         Believe it or not, only seven stocks out of the 500 common stocks included in the S&P 500 accounted for the majority of last year's performance. Moreover, the technology sector explained 80% of last year's rise in the S&P
500. In fact, 1999 was the only year of this past decade when more stocks declined than rose, yet the weighted-average produced a positive return. In other words, if you did not own the few stocks which had excellent performance last year, it was difficult to make money.

         Unfortunately for the Cincinnati Fund, our local business environment does not have a strong technology presence. It was particularly frustrating this past year to witness many of our local corporations producing outstanding sales and earnings growth, and yet their stock prices languished. Additionally, with the Federal Reserve Board increasing interest rates three times during the year, the Fund's holdings of banks, insurance companies, and cyclically-based companies declined due to their sensitivity to the Fed's intention to slow the economy down.

             ------------------------------------------------------
                               Top Five Performers
                      January 1, 1999 to December 31, 1999
                            (price appreciation only)
             ------------------------------------------------------
                 Duramed Pharmaceuticals, Inc.               90%
                 NS Group, Inc.                              72
                 General Electric Company                    51
                 Convergys Corporation                       37
                 The Procter & Gamble Company                21
             ------------------------------------------------------



--------------------------------------------------------------------------------
3 CINCINNATI FUND

                               CINCINNATI FUND(R)
                 Portfolio Manager's Report - December 31, 1999

         In viewing the Cincinnati Fund's top ten holdings, I remain confident in the Fund's ability to produce excellent long-term gains for all of its shareholders. These companies remain worldwide leaders in their respective industries.

           ---------------------------------------------------------
                                TOP TEN HOLDINGS
                             As of December 31, 1999
           ---------------------------------------------------------
                                               As a Percentage
                    Stocks                      of Net Assets
           ---------------------------------------------------------
               Broadwing Inc.                             8.18%
               Fifth Third Bancorp                        7.18
               General Electric Company                   6.69
               The Procter & Gamble Company               6.61
               Convergys Corporation                      6.03
               The Kroger Co.                             4.60
               Clear Channel Communications, Inc.         4.50
               Firstar Corporation                        4.39
               The E. W. Scripps Company                  3.34
               Cintas Corporation                         3.23
           ---------------------------------------------------------


         Although this past year tested the patience of all of us who invest in Cincinnati-based stocks, we believe the Fund is an attractive investment for those wishing to invest locally.

                                                /s/ J. Patrick Rogers

                                                J. Patrick Rogers, CFA
                                                Portfolio Manager

--------------------------------------------------------------------------------
4 CINCINNATI FUND

                               CINCINNATI FUND(R)
                 Portfolio Manager's Report - December 31, 1999


                         GROWTH OF A $10,000 INVESTMENT
              November 7, 1994 (inception date) - December 31, 1999

                   [Graph showing the following information]

-----------------------------------------------------
    CINCINNATI FUND       S&P 500       RUSSELL 2000
-----------------------------------------------------
      $10,000.00        $10,000.00       $10,000.00
       $9,780.00         $9,635.80        $9,596.00
       $9,910.00         $9,778.70        $9,853.17
      $10,070.00        $10,032.26        $9,729.02
      $10,350.00        $10,423.22       $10,133.75
      $10,620.00        $10,730.81       $10,307.04
      $10,930.00        $11,046.83       $10,535.85
      $11,290.03        $11,488.37       $10,717.07
      $11,650.07        $11,755.25       $11,273.29
      $12,150.08        $12,145.05       $11,922.63
      $12,310.08        $12,175.53       $12,169.43
      $12,739.70        $12,689.34       $12,387.26
      $12,689.70        $12,644.04       $11,833.55
      $13,169.37        $13,199.11       $12,330.56
      $13,409.71        $13,453.33       $12,656.08
      $13,460.81        $13,911.28       $12,642.16
      $13,920.77        $14,040.24       $13,036.60
      $14,544.14        $14,175.45       $13,302.54
      $14,554.32        $14,384.39       $14,014.23
      $14,922.25        $14,755.36       $14,566.39
      $14,769.00        $14,811.58       $13,967.71
      $13,930.86        $14,157.21       $12,748.33
      $14,544.10        $14,455.78       $13,489.01
      $15,157.28        $15,269.35       $14,016.43
      $14,871.11        $15,690.48       $13,800.58
      $15,923.83        $16,876.53       $14,369.16
      $16,088.33        $16,542.20       $14,745.63
      $16,454.01        $17,575.76       $15,040.54
      $16,621.19        $17,713.55       $14,675.06
      $16,276.46        $16,985.70       $13,982.40
      $16,516.70        $17,999.75       $14,021.55
      $17,185.30        $19,095.57       $15,580.74
      $17,822.53        $19,951.06       $16,249.16
      $18,731.48        $21,538.56       $17,004.74
      $18,303.09        $20,331.97       $17,394.15
      $19,316.53        $21,445.55       $18,667.40
      $19,159.88        $20,728.41       $17,847.90
      $19,891.21        $21,687.93       $17,731.89
      $20,750.91        $22,060.31       $18,042.20
      $20,608.76        $22,304.30       $17,757.13
      $21,723.90        $23,912.89       $19,069.39
      $22,882.87        $25,137.47       $19,855.05
      $22,642.37        $25,390.35       $19,964.25
      $22,008.16        $24,953.89       $18,888.18
      $22,478.26        $25,967.52       $18,927.84
      $21,691.07        $25,690.96       $17,396.58
      $18,673.62        $21,976.56       $14,018.16
      $19,362.49        $23,384.38       $15,115.78
      $20,860.38        $25,286.47       $15,732.51
      $21,669.34        $26,819.08       $16,556.89
      $23,218.48        $28,364.40       $17,581.76
      $23,118.18        $29,550.59       $17,815.60
      $22,583.45        $28,632.16       $16,372.54
      $22,371.85        $29,777.73       $16,627.95
      $23,474.78        $30,931.03       $18,117.81
      $23,296.61        $30,200.74       $18,382.33
      $23,240.93        $31,876.89       $19,213.22
      $22,761.93        $30,882.33       $18,686.77
      $21,904.03        $30,727.92       $17,995.36
      $20,834.46        $29,885.66       $17,998.96
      $21,748.05        $31,776.83       $18,072.76
      $21,803.73        $32,422.85       $19,151.70
      $22,260.51        $34,332.56       $21,319.67



                     ---------------------------------------
                                 CINCINNATI FUND
                          Average Annual Total Returns
                             as of December 31, 1999
                     ------------------- -------------------
                         One Year                 (4.1%)
                     ------------------- -------------------
                         Five Years               17.6%
                     ------------------- -------------------
                         Life of Fund             16.8%
                     ------------------- -------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------
5 CINCINNATI FUND

                               CINCINNATI FUND(R)
                  Portfolio of Investments - December 31, 1999


    Shares            Common Stocks                     Value
    ------            -------------                     -----

               CONSUMER DURABLES - 8.20%
    12,100     Cintas Corporation                     $  642,435
     9,500     Ford Motor Company                        507,656
     6,600     General Motors Corporation                480,150
                                                      ----------
                                                       1,630,241
                                                      ----------
               CONSUMER STAPLES - 8.28%
    20,000     Chiquita Brands International              97,500
     3,300     H. J. Heinz Company                       131,278
     4,600     Sara Lee Corporation                      101,631
    12,000     The Procter & Gamble Company            1,314,750
                                                      ----------
                                                       1,645,159
                                                      ----------
               ENERGY - 0.83%
     5,000     Ashland Inc.                              164,688
                                                      ----------

               FINANCE - 23.06%
     2,500     American Annuity Group, Inc.               45,078
     8,800     American Financial Group, Inc.            232,375
     2,376     Bank One Corporation                       76,181
    15,429     Cincinnati Financial Corporation          479,746
    14,000     Duke-Weeks Realty Corporation             272,563
    19,448     Fifth Third Bancorp                     1,426,390
     2,049     First Financial Bancorp                    42,779
    41,400     Firstar Corporation                       873,283
     2,559     Huntington Bancshares Incorporated         61,016
    11,804     KeyCorp                                   261,901
     9,000     Ohio Casualty Corporation                 144,844
     1,800     PNC Bank Corp.                             80,100
    12,925     Provident Financial Group, Inc.           464,492
     6,000     The Midland Company                       124,500
                                                      ----------
                                                       4,585,248
                                                      ----------
               HEALTH - 4.03%
     5,500     Duramed Pharmaceuticals, Inc. *            39,016
     5,600     Johnson & Johnson                         521,500
     5,000     Kendle International, Inc. *               49,688
    16,722     Meridian Diagnostics, Inc.                119,405
     6,000     Omnicare, Inc.                             71,625
                                                      ----------
                                                         801,234
                                                      ----------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
6 CINCINNATI FUND

                               CINCINNATI FUND(R)
                  Portfolio of Investments - December 31, 1999

     Shares              Common Stocks                             Value
     ------              -------------                             -----

                INDUSTRIAL CYCLICALS - 6.73%
      8,000     AK Steel Holding Corporation                   $   149,750
     14,700     Chemed Corporation                                 419,410
     21,000     LSI Industries Inc.                                450,188
     15,000     Milacron Inc.                                      229,688
      4,300     Multi-Color Corporation *                           24,053
      8,500     NS Group, Inc. *                                    64,547
                                                               -----------
                                                                 1,337,636
                                                               -----------
                RETAIL - 6.97%
      9,300     Federated Department Stores, Inc. *                469,941
     48,400     The Kroger Co. *                                   915,065
                                                               -----------
                                                                 1,385,006
                                                               -----------
                SERVICES - 11.10%
     10,022     Clear Channel Communications, Inc. *               894,464
      6,100     Delta Air Lines, Inc.                              304,047
      6,890     Frisch's Restaurants, Inc.                          61,149
      2,400     Gannett Co., Inc.                                  195,750
      4,000     Harte-Hanks, Inc.                                   87,000
     14,800     The E. W. Scripps Company                          663,688
                                                               -----------
                                                                 2,206,098
                                                               -----------
                TECHNOLOGY - 17.60%
     39,000     Convergys Corporation *                          1,198,033
      8,600     General Electric Company                         1,330,582
     39,425     Pomeroy Computer Resources, Inc. *                 516,223
     35,600     Structural Dynamics Research Corporation *         455,014
                                                               -----------
                                                                 3,499,852
                                                               -----------
                UTILITIES - 12.79%
     10,950     AT&T Corp.                                         556,397
     44,000     Broadwing Inc.                                   1,625,252
     15,000     Cinergy Corp.                                      361,875
                                                               -----------
                                                                 2,543,524
                                                               -----------

                TOTAL COMMON STOCKS - 99.59%                    19,798,686
                (cost $13,915,219)

                OTHER ASSETS AND LIABILITIES, NET - 0.41%           81,248
                                                               -----------

                NET ASSETS - 100.00%                           $19,879,934
                                                               ===========

                * Denotes a non-income producing security.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
7 CINCINNATI FUND

                               CINCINNATI FUND(R)
             Statement of Assets and Liabilities - December 31, 1999



ASSETS:
Common stocks, at value (original cost $13,915,219)            $19,798,686
Cash                                                                73,742
Dividend and interest receivable                                    26,736
Receivable for fund shares sold                                        913
Other assets                                                         2,852
                                                               -----------
                                                                19,902,929
                                                               -----------

LIABILITIES:
Payable for fund shares redeemed                                     3,177
Other accrued expenses and liabilities                              19,818
                                                               -----------
                                                                    22,995
                                                               -----------

NET ASSETS                                                     $19,879,934
                                                               ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,002,044 shares outstanding
   (unlimited number of shares authorized, no par value)       $13,995,266
Undistributed net investment income                                    380
Accumulated realized gain, net                                         821
Unrealized appreciation, net                                     5,883,467
                                                               -----------
                                                               $19,879,934
                                                               ===========

NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                  $     19.84
                                                               ===========

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
8 CINCINNATI FUND

                               CINCINNATI FUND(R)
                             Statement of Operations
                      For the Year Ended December 31, 1999

INVESTMENT INCOME:
Dividend income                                            $   402,099
Interest income                                                 11,046
                                                           -----------
                                                               413,145
                                                           -----------

EXPENSES:
Investment advisory and management fees                        117,111
Transfer agent and accounting fees                              94,844
Reports to shareholders                                         35,665
Professional fees                                               14,514
Trustees' fees                                                  11,692
Custodian fees                                                   8,652
Registration fees                                                5,636
Other expenses                                                  10,976
                                                           -----------
                                                               299,090
                                                           -----------

NET INVESTMENT INCOME                                          114,055
                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                20,718
Net decrease in unrealized appreciation of investments      (1,192,108)
                                                           -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS             (1,171,390)
                                                           -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(1,057,335)
                                                           ===========


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
9 CINCINNATI FUND

                               CINCINNATI FUND(R)
                       Statements of Changes in Net Assets


                                                                            Year Ended December 31,
                                                                            1999              1998
                                                                      ---------------    ---------------
FROM OPERATIONS:
Net investment income                                                  $    114,055      $     71,252
Net realized gain on investments                                             20,718           422,739
Net increase (decrease) in unrealized appreciation of investments        (1,192,108)        1,932,515
                                                                       ------------      ------------
   Net increase (decrease) in net assets resulting from operations       (1,057,335)        2,426,506
                                                                       ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                 (113,675)          (72,381)
From net realized gain on investments                                       (25,972)         (425,541)
                                                                       ------------      ------------
   Decrease in net assets from dividends and distributions                 (139,647)         (497,922)
                                                                       ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                 1,442,510        10,152,314
Net asset value of shares issued in reinvestment
   of dividends and distributions                                           110,040           407,597
Payments for shares redeemed                                             (7,019,884)       (3,471,511)
                                                                       ------------      ------------
   Net increase (decrease) in net assets from fund shares transactions   (5,467,334)        7,088,400
                                                                       ------------      ------------


NET INCREASE (DECREASE) IN NET ASSETS                                    (6,664,316)        9,016,984

NET ASSETS:
Beginning of year                                                        26,544,250        17,527,266
                                                                       ------------      ------------
End of year, including undistributed net investment
   income of $380 and $0, respectively                                 $ 19,879,934      $ 26,544,250
                                                                       ============      ============


FUND SHARE TRANSACTIONS:
Shares sold                                                                  71,004           529,125
Shares issued in reinvestment of dividends and distributions                  5,547            16,071
Shares redeemed                                                            (348,159)         (194,873)
                                                                       ------------      ------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                              (271,608)          350,323
                                                                       ============      ============


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
10 CINCINNATI FUND

                               CINCINNATI FUND(R)
                              Financial Highlights
           Per Share Data for a Share Outstanding Throughout Each Year


                                                                  Year Ended December 31,
                                                1999         1998          1997          1996        1995 (1)
                                                ----         ----          ----          ----        --------
Net asset value, beginning of year             $20.84       $18.98         $15.40       $13.12        $  9.91
                                              -------      -------        -------       ------         ------

Net investment income                            0.12         0.06           0.07         0.02           0.04
Net gain (loss) on investments                  (0.98)        2.20           4.39         2.60           3.46
                                              -------      -------        -------       ------         ------

   Total from investment operations             (0.86)        2.26           4.46         2.62           3.50
                                              -------      -------        -------       ------         ------

Dividends from net investment income            (0.12)       (0.06)         (0.07)       (0.02)         (0.07)
Distributions from net realized gain            (0.02)       (0.34)         (0.81)       (0.32)         (0.22)
                                              -------      -------        -------       ------         ------

   Total distributions                          (0.14)       (0.40)         (0.88)       (0.34)         (0.29)
                                              -------      -------        -------       ------         ------

Net asset value, end of year                   $19.84       $20.84         $18.98       $15.40         $13.12
                                              =======      =======        =======       ======         ======

TOTAL RETURN                                    (4.13%)      11.89%         28.98%       19.98%         35.31%

Net assets, end of year (millions)            $19,880      $26,544        $17,527       $8,984         $5,877

Ratio of expenses to average net assets(2)       1.28%        1.37%          1.69%        2.00%          1.98%

Ratio of net investment income
   to average net assets(2)                      0.49%        0.30%          0.50%        0.13%          0.46%

Portfolio turnover rate                            22%           8%            17%          10%             9%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.

(2) The ratio of expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 and 0.02% in 1995 had the Adviser not voluntarily waived fees or reimbursed expenses.

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
11 CINCINNATI FUND

                               CINCINNATI FUND(R)
                Notes to Financial Statements - December 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of the Gateway Fund and the Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are re-corded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

At December 31, 1999, gross unrealized appreciation of common stocks totaled $6,072,536 and gross unrealized depreciation totaled $189,069, based on the cost of investments.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).


--------------------------------------------------------------------------------
12 CINCINNATI FUND

                               CINCINNATI FUND(R)
                Notes to Financial Statements - December 31, 1999

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of its average daily net assets.

The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level.

3. SECURITIES TRANSACTIONS
For the year ended December 31, 1999, purchases of investment securities (excluding short-term investments) totaled $4,950,903, and proceeds from sales totaled $10,393,281.

4. BANK LOANS
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.5%. There are no fees associated with maintaining this facility. For the year ended December 31, 1999, there were no borrowings on this line of credit.


--------------------------------------------------------------------------------
13 CINCINNATI FUND

                               CINCINNATI FUND(R)
                    Report of Independent Public Accountants

To the Shareholders and Board of Trustees of the Cincinnati Fund(R)of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Cincinnati Fund (one of the funds constituting The Gateway Trust) as of December 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                           Arthur Andersen LLP
January 19, 2000

--------------------------------------------------------------------------------
14 CINCINNATI FUND

                                 AFFORDABILITY

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts


                                  CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


                                  FLEXIBILITY

      The Cincinnati Fund(R) is available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

                                                                 GATEWAY
                                                                 SMALL CAP INDEX
                                                                 FUND



                                                        (STATUE OF LIBERTY LOGO)














(Statue of Liberty Logo)
   THE GATEWAY TRUST
     P.O. Box 5211
CINCINNATI, OH  45201-5211                                         ANNUAL REPORT
    (800) 354-6339                                                          1999

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Highlights at December 31, 1999
--------------------------------------------------------------------------------


                                                  AVERAGE ANNUAL TOTAL RETURN
                                           ---------------------------------------------

                                Past       One        Three      Five   Since Inception  Distributions     Price
                               Quarter     Year       Years      Years    on 6/16/93      Year to Date   Per Share
                               -------     ----       -----      -----    ----------      ------------   ---------
GATEWAY SMALL CAP
   INDEX FUND                   21.34%     29.13%     14.60%     16.48%      12.38%          $ 1.213      $ 13.66


Wilshire Small Cap Index        23.31      36.85      19.98      21.27

Russell 2000                    18.45      21.26      13.08      16.69

U. S. Inflation (CPI)            0.54       2.69       2.18       2.48



                                             CUMULATIVE TOTAL RETURN
                                    ----------------------------------------

                                 Past       One       Three      Five  Since Inception
                                Quarter     Year      Years      Years    On 6/16/93
                                -------     ----      -----      -----    ----------
GATEWAY SMALL CAP
   INDEX FUND                   21.34%     29.13%     50.49%     114.54%    114.80%


Wilshire Small Cap Index        23.31      36.85      72.72      162.29

Russell 2000                    18.45      21.26      44.58      116.37

U. S. Inflation (CPI)            0.54       2.69       6.67       13.02


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

In 1999, the small capitalization stock sector was finally recognized for the great value represented by the stocks within it. After lagging the large cap indexes for the past four years and into 1999, small cap stocks, as represented in the Gateway Small Cap Index Fund, captured investors' attention and surged forward. Your Fund was there to participate.

Your Fund continues to invest in the 250 stocks in the Wilshire Small Cap Index. Portfolio manager Patrick Rogers utilizes index option strategies as deemed appropriate to alter the risk profile or to enhance the return of this normally volatile list of stocks. Please review Patrick's report beginning on page three.

As the Wilshire Small Cap Index has announced changes in its components, we have faithfully reflected those changes in your Fund's portfolio. In the rising markets that have generally prevailed in the past four years, these changes gave rise to a significant capital gains distribution in 1999.

As we move into the new millennium, many small cap stocks are still attractively priced. Our representation in the group and the sparing use of hedging techniques offers the possibility of favorable participation in the further recovery of the small cap sector in the months and quarters ahead.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

Finally! After years of trailing the big blue-chip stocks, small capitalization stocks took off in the fourth quarter of 1999. Investors had perceived that small capitalization companies could not generate the capital or management expertise to keep up with a rapidly changing world. We disagreed! Small companies are the wellspring of innovation and the vehicles for the introduction of new technologies. Many of the companies represented in this sector reflect extraordinary value for future growth. Consequently, we used hedging tools sparingly throughout 1999 in order to more fully participate in the recovery of this long-neglected group of stocks.

For the twelve months ended December 31, 1999, the Gateway Small Cap Index Fund produced a total return of 29.13%. This compares favorably to 21.26% produced by the Russell 2000 and the 21.04% produced by the S&P 500 Index.

The Gateway Small Cap Index Fund invests in the 250 stocks in the Wilshire Small Cap Index. The weighted-average market capitalization of the portfolio as of December 31, 1999 was $1.24 billion. The largest industry group was Computer Software & Peripherals at 25.26%.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

               --------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                                TOP TEN HOLDINGS
               --------------------------------------------------
                                               AS A PERCENTAGE OF
                      STOCKS                       NET ASSETS
               --------------------------------------------------
               BroadVision, Inc.                       5.09%
               BEA Systems, Inc.                       3.30
               Network Solutions, Inc.                 2.77
               Lam Research Corporation                1.73
               Macromedia, Inc.                        1.38
               Cypress Semiconductor Corporation       1.36
               Advanced Fibre Communications           1.34
               Symantec Corporation                    1.33
               Western Wireless Corporation            1.26
               Proxicom, Inc.                          1.24
               --------------------------------------------------

We continue to remain bullish on small cap stocks in relation to the big blue chips. We look forward to continued success in 2000!

/s/ J. Patrick Rogers

J. Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

                         GROWTH OF A $10,000 INVESTMENT
               June 16, 1993 (inception date) - December 31, 1999

                   [Graph showing the following information]


    ------------------------------------
      GATEWAY SMALL CAP
         INDEX FUND      RUSSELL 2000
    ------------------------------------
          $10,000.00     $10,000.00
          $10,100.00     $10,062.00
          $10,179.99     $10,200.86
          $10,539.96     $10,641.53
          $10,639.98     $10,941.62
          $10,579.97     $11,223.92
          $10,449.94     $10,858.02
          $10,649.96     $11,229.36
          $10,927.81     $11,580.84
          $10,866.07     $11,539.15
          $10,361.88     $10,931.04
          $10,310.39     $10,995.53
          $10,156.04     $10,872.38
           $9,806.16     $10,505.98
           $9,981.11     $10,678.28
          $10,516.19     $11,273.06
          $10,248.66     $11,234.73
          $10,330.96     $11,189.79
           $9,878.21     $10,737.72
          $10,011.97     $11,025.50
           $9,856.02     $10,886.57
          $10,271.88     $11,339.46
          $10,427.83     $11,533.36
          $10,646.16     $11,789.40
          $10,885.27     $11,992.18
          $11,249.17     $12,614.57
          $11,862.57     $13,341.17
          $12,101.69     $13,617.33
          $12,112.09     $13,861.08
          $11,623.45     $13,241.49
          $11,987.26     $13,797.64
          $12,195.24     $14,161.89
          $12,173.17     $14,146.32
          $12,471.17     $14,587.68
          $12,846.43     $14,885.27
          $13,475.52     $15,681.63
          $13,861.86     $16,299.49
          $13,254.99     $15,629.58
          $12,316.93     $14,265.12
          $13,001.26     $15,093.92
          $13,520.01     $15,684.09
          $13,442.81     $15,442.56
          $14,093.98     $16,078.79
          $14,273.82     $16,500.06
          $14,640.66     $16,830.06
          $14,593.37     $16,421.09
          $14,013.43     $15,646.01
          $14,202.75     $15,689.82
          $15,196.94     $17,434.53
          $15,623.06     $18,182.47
          $16,735.58     $19,027.95
          $17,138.07     $19,463.69
          $17,978.35     $20,888.44
          $17,232.79     $19,971.43
          $17,114.40     $19,841.62
          $17,220.34     $20,188.85
          $17,105.31     $19,869.86
          $18,561.65     $21,338.25
          $19,353.68     $22,217.38
          $19,698.56     $22,339.58
          $18,523.34     $21,135.48
          $18,191.22     $21,179.86
          $16,785.95     $19,466.41
          $13,349.53     $15,686.03
          $14,205.37     $16,914.25
          $15,010.10     $17,604.35
          $15,853.22     $18,526.82
          $16,635.10     $19,673.63
          $17,313.15     $19,935.29
          $16,043.57     $18,320.53
          $16,288.88     $18,606.33
          $17,717.25     $20,273.46
          $17,818.24     $20,569.45
          $18,626.12     $21,499.19
          $18,121.17     $20,910.11
          $17,616.13     $20,136.44
          $17,702.62     $20,140.46
          $18,351.78     $20,223.04
          $19,390.49     $21,430.35
          $21,480.01     $23,856.27




                -----------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 1999
                -----------------------------------------------
                          One Year               29.13%
                ------------------------ ----------------------
                          Five Years             16.48%
                ------------------------ ----------------------
                          Life of Fund           12.38%
                ------------------------ ----------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------

  Shares            Common Stocks                                Value
-----------------------------------------------------------------------

            AEROSPACE & EQUIPMENT - 1.14%
  1,700     BE Aerospace, Inc. *                                $14,450
  2,600     Cordant Technologies Inc.                            85,638
  1,600     Kaman Corporation                                    20,600
  2,700     Teleflex Incorporated                                84,544
                                                                -------
                                                                205,232
                                                                -------

            APPAREL - 0.99%
  1,300     Brown Shoe Company                                   18,322
  2,000     Kellwood Company                                     38,813
  2,400     Nautica Enterprises, Inc. *                          27,225
  1,700     The Gymboree Corporation *                            9,722
  3,200     The Stride Rite Corporation                          20,800
  3,700     WestPoint Stevens Inc.                               64,750
                                                                -------
                                                                179,632
                                                                -------

            AUTOMOBILES & PARTS - 0.73%
  1,800     Arvin Industries, Inc.                               50,906
  1,700     CLARCOR Inc.                                         30,494
  1,900     Superior Industries International, Inc.              50,825
                                                                -------
                                                                132,225
                                                                -------

            BUILDING MATERIALS & CONSTRUCTION - 1.15%
  3,300     Kaufman and Broad Home Corporation                   79,613
  3,700     Lennar Corporation                                   60,125
  3,000     Pulte Corporation                                    67,406
                                                                -------
                                                                207,144
                                                                -------

            BUSINESS SERVICES & SUPPLIES - 1.58%
  3,400     AMRESCO, Inc. *                                       4,834
  6,500     CompUSA Inc. *                                       33,110
  4,200     Coventry Health Care, Inc. *                         28,481
  1,927     Information Resources, Inc. *                        17,825
  1,966     Per-Se Technologies, Inc. *                          16,527
  2,900     Pittston Brink's Group                               63,528
  2,100     Rollins, Inc.                                        31,434
  3,400     The Profit Recovery Group International, Inc. *      90,206
                                                                -------
                                                                285,945
                                                                -------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------


   Shares               Common Stocks                         Value
---------------------------------------------------------------------

             CHEMICALS - 1.84%
   3,500     AgriBioTech, Inc. *                             $  8,477
   4,900     Airgas, Inc. *                                    46,550
     700     Chemed Corporation                                19,972
   5,900     Ethyl Corporation                                 23,047
   1,000     Fuller (H. B.) Company                            56,094
   2,200     Georgia Gulf Corporation                          66,688
   5,000     Grace (W. R.) and Company *                       69,219
   2,600     IDEXX Laboratories, Inc. *                        42,088
                                                             --------
                                                              332,135
                                                             --------

             COMPUTER SOFTWARE & PERIPHERALS - 25.26%
   2,900     American Management Systems, Incorporated *       90,716
   8,500     BEA Systems, Inc. *                              595,264
   2,500     Beyond.com Corporation *                          19,453
     700     Bottomline Technologies, Inc. *                   25,244
   5,400     BroadVision, Inc. *                              918,336
   4,200     Cambridge Technology Partners, Inc. *            110,381
   2,400     Cerner Corporation *                              47,175
   4,100     CHS Electronics, Inc. *                            4,869
   1,400     Digital River, Inc. *                             46,681
   2,230     Hyperion Solutions Corporation *                  97,075
   2,500     IDT Corporation *                                 47,266
  19,200     Iomega Corporation *                              63,600
   3,400     Macromedia, Inc. *                               248,625
   4,500     Mentor Graphics Corporation *                     58,922
   2,300     Network Solutions, Inc. *                        500,464
   2,300     New Era of Networks, Inc. *                      109,825
   1,600     OneMain.com, Inc. *                               23,900
   2,500     Open Market, Inc. *                              112,891
   2,300     Polycom, Inc. *                                  146,841
   1,800     Proxicom, Inc. *                                 223,594
   2,000     Remedy Corporation *                              95,125
   5,200     S3 Incorporated *                                 59,963
   1,900     Shared Medical Systems Corporation                96,781
   2,524     Structural Dynamics Research Corporation *        32,260
   5,700     Sybase, Inc. *                                    96,722
   4,100     Symantec Corporation *                           240,747

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------

    Shares                    Common Stocks                    Value
----------------------------------------------------------------------

              COMPUTER SOFTWARE & PERIPHERALS (Continued)
    1,800     TheGlobe.com, Inc. *                           $  15,047
    3,900     Whittman-Hart, Inc. *                            209,260
    1,500     WorldGate Communications *                        71,297
    2,000     Xircom, Inc. *                                   150,000
                                                             ---------
                                                             4,558,324
                                                             ---------

              ELECTRONICS & COMPUTERS - 15.07%
    5,400     Advanced Fibre Communications *                  241,988
    2,600     Antec Corporation *                               94,981
    3,400     Aspect Communications Corporation *              133,025
    2,500     Baldor Electric Company                           45,235
    2,800     C Cube Microsystems, Inc. *                      175,175
    4,600     Cirrus Logic, Inc. *                              61,094
    7,600     Cypress Semiconductor Corporation *              246,050
    4,700     Digital Microwave Corporation *                  110,303
    1,800     Dycom Industries, Inc. *                          79,313
    4,400     Glenayre Technologies, Inc. *                     49,363
    1,700     Hutchinson Technology Inc. *                      36,284
    6,400     Integrated Device Technology, Inc. *             185,400
    2,800     KEMET Corporation *                              126,088
    2,800     Lam Research Corporation *                       312,550
    3,400     Lattice Semiconductor Corporation *              160,969
    1,200     Oak Industries Inc. *                            127,350
    5,000     Pairgain Technologies, Inc. *                     70,782
    2,700     RSA Security Inc. *                              209,166
    2,100     SpeedFam-IPEC, Inc. *                             27,234
    3,400     Western Wireless Corporation *                   226,738
                                                             ---------
                                                             2,719,088
                                                             ---------

              ENERGY - 3.85%
    2,300     Barrett Resources Corporation *                   67,706
   10,300     Harken Energy Corporation *                        8,047
    4,000     Marine Drilling Companies, Inc. *                 89,625
   11,700     Ocean Energy, Inc. *                              90,675
    2,200     ONEOK, Inc.                                       55,138
    5,400     Parker Drilling Company *                         16,875
    2,800     Pogo Producing Company                            57,400

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------

  Shares                Common Stocks                     Value
-------------------------------------------------------------------

             ENERGY (Continued)
   4,200     Pride International, Inc.*                  $ 61,031
   5,800     Rowan Companies, Inc. *                      125,425
   2,200     Southwest Gas Corporation                     50,531
   2,300     Tesoro Petroleum Corporation *                26,594
   4,600     Varco International, Inc. *                   46,719
                                                         --------
                                                          695,766
                                                         --------

             FINANCE, INSURANCE, & REAL ESTATE - 12.93%
   6,100     20th Century Industries                      117,806
   1,800     Advanta Corporation                           32,794
   4,300     Allied Capital Corporation                    78,610
   5,100     AmeriCredit Corp. *                           94,350
   2,800     Arcadia Financial Ltd. *                      12,425
   2,200     Bank United Corp.                             59,331
   1,600     BankNorth Group, Inc.                         43,100
   7,500     Catellus Development Corporation *            95,156
   3,200     City National Corporation                    105,300
   3,500     Community First Bankshares, Inc.              54,906
   3,200     Credit Acceptance Corporation *               11,900
   2,400     Data Broadcasting Corporation *               19,763
   3,000     Doral Financial Corporation                   36,938
   2,700     Enhance Financial Services Group Inc.         43,538
   6,300     FiNet.com, Inc. *                              8,170
   4,600     First American Financial Corporation          57,069
   1,900     Foremost Corporation of America               53,794
   4,900     Freemont General Corporation                  36,138
   2,400     Frontier Insurance Group, Inc.                 8,175
   2,300     Imperial Credit Industries, Inc. *            14,375
   4,800     Independence Community Bank Corp.             59,850
   3,500     Mid Atlantic Medical Services, Inc. *         28,985
   1,200     National Discount Brokers Group, Inc. *       31,613
   1,600     Nationwide Financial Services, Inc.           44,700
   2,100     Net.Bank, Inc. *                              39,309
   5,700     Oxford Health Plans, Inc. *                   72,497
   1,765     Provident Bankshares Corporation              30,722
   2,600     Radian Group Inc.                            124,150
   3,300     Raymond James Financial, Inc.                 61,566
   8,100     Reliance Group Holdings, Inc.                 53,916
   2,000     Riggs National Corporation                    26,375
   4,000     Rollins Truck Leasing Corp.                   47,375
   5,400     Roslyn Bancorp, Inc.                          99,394

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------

   Shares                   Common Stocks                   Value
----------------------------------------------------------------------

              FINANCE, INSURANCE, & REAL ESTATE (Continued)
    1,600     Siebert Financial Corp.                    $  23,550
    1,600     Silicon Valley Banchares *                    79,300
    2,600     Telebanc Financial Corporation *              67,356
    1,400     The Liberty Corporation                       59,063
    3,700     Unicapital Corporation *                      13,528
    3,000     UST Corp.                                     95,156
    4,226     Valley National Bancorp                      118,053
    3,853     Washington Federal, Inc.                      75,856
    2,600     Westamerica Bancorporation                    72,719
    1,200     Zenith National Insurance Corp.               24,675
                                                         ---------
                                                         2,333,346
                                                         ---------

              FOOD, BEVERAGE, & TOBACCO - 0.91%
    4,600     Chiquita Brands International                 22,425
    1,900     Dreyer's Grand Ice Cream, Inc.                32,122
    3,000     Earthgrains Company                           48,656
    1,300     International Multifoods Corporation          17,266
    2,200     Ralcorp Holdings, Inc. *                      43,725
                                                         ---------
                                                           164,194
                                                         ---------

              HEALTH - 5.09%
    1,900     Acuson Corporation *                          23,869
    2,000     Beckman Coulter Inc.                         101,625
    1,608     Block Drug Company Inc.                       49,645
    2,300     Cephalon, Inc. *                              79,781
    3,700     DENTSPLY International Inc.                   87,644
    1,000     Diagnostic Products Corporation               24,500
    3,100     Gilead Sciences, Inc. *                      167,594
    1,900     Haemonetics Corporation *                     45,303
    2,500     MedQuist Inc. *                               64,297
    4,700     NBTY, Inc. *                                  51,994
    5,100     Perrigo Company *                             40,960
    5,300     PhyCor, Inc. *                                 9,606
    4,500     Rexall Sundown, Inc. *                        46,547
    3,300     Summit Technology, Inc. *                     38,053
    1,000     The West Pharmaceutical Services, Inc.        30,875
    5,700     Total Renal Care Holdings, Inc. *             37,941
    2,200     Twinlab Corporation *                         17,531
                                                         ---------
                                                           917,765
                                                         ---------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------


   Shares                Common Stocks                        Value
-----------------------------------------------------------------------

             MACHINERY & RELATED PRODUCTS - 1.76%
   1,600     Gerber Scientific, Inc.                        $ 35,100
   2,100     Kennametal Inc.                                  70,613
   1,600     Kulicke and Soffa Industries *                   68,050
   2,600     Milacron Inc.                                    39,813
     600     NACCO Industries, Inc.                           33,281
   4,800     Newpark Resources Inc. *                         29,250
   2,300     Silicon Valley Group, Inc. *                     40,897
                                                            --------
                                                             317,004
                                                            --------

             MINING & METALS - 1.21%
   3,200     Donaldson Company, Inc.                          76,400
   2,800     Stillwater Mining Company *                      89,688
   2,600     Wyman Gordon Co. *                               52,000
                                                            --------
                                                             218,088
                                                            --------

             MISCELLANEOUS - 2.23%
   1,700     Avid Technology, Inc. *                          22,153
   3,100     Aztar Corporation *                              33,519
   5,300     Callaway Golf Company                            93,578
   2,800     Kimball International, Inc.                      46,550
   1,800     Marketing Services Group, Inc. *                 30,206
   8,200     PetsMart, Inc. *                                 46,382
   4,200     Playtex Products, Inc. *                         64,444
   2,900     Station Casinos, Inc. *                          64,978
                                                            --------
                                                             401,810
                                                            --------

             OTHER CONSUMER DURABLES - 2.30%
   3,800     Acclaim Entertainment *                          19,594
   2,109     Albany International Corp. *                     32,431
     900     Bassett Furniture Industries, Incorporated       14,203
   2,900     GenCorp Inc.                                     28,547
   4,200     Hon Industries Inc.                              91,875
   3,700     La-Z-Boy Incorporated                            62,091
   4,250     Mohawk Industries, Inc. *                       112,094
     400     NCH Corporation                                  17,813
   1,400     Russ Berrie and Company, Inc.                    36,575
                                                            --------
                                                             415,223
                                                            --------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------


   Shares                Common Stocks                Value
----------------------------------------------------------------

             OTHER INDUSTRIAL CYCLICALS - 2.48%
   2,000     ACX Technologies, Inc. *               $ 21,313
   2,500     AptarGroup, Inc.                         62,656
   1,100     Brush Wellman Inc.                       18,459
   2,100     Carlisle Companies Incorporated          75,666
     500     MAXXAM Inc. *                            21,406
   2,300     Newport News Shipbuilding Inc.           63,250
   2,400     Overseas Shipholding Group, Inc.         35,475
   1,950     Shorewood Packaging Corporation *        36,684
   2,000     The Standard Register Company            38,625
   2,700     York International Corporation           73,997
                                                    --------
                                                     447,531
                                                    --------

             PAPER & FOREST PRODUCTS - 1.30%
   1,200     Chesapeake Corporation                   36,563
   3,800     Gaylord Container Corporation *          25,769
   3,400     Pentair, Inc.                           130,794
   3,563     Wausau-Mosinee Paper Corporation         41,531
                                                    --------
                                                     234,657
                                                    --------

             PRECISION INSTRUMENTS - 1.39%
   2,900     Cognex Corporation *                    113,010
   1,600     Credence Systems Corporation *          138,050
                                                    --------
                                                     251,060
                                                    --------

             RETAIL - 3.48%
   2,000     Ames Department Stores, Inc. *           57,563
   2,100     CDnow, Inc. *                            20,836
   6,900     Charming Shoppes, Inc. *                 45,497
     700     Creative Computers, Inc. *                5,163
     900     Enesco Group, Inc.                        9,872
   2,700     Fleming Companies, Inc.                  27,591
   2,200     Fossil, Inc. *                           50,944
   1,800     Insight Enterprises, Inc. *              72,844
   2,100     Lands' End, Inc. *                       72,909
   2,500     Micro Warehouse, Inc. *                  46,172
   1,600     Navarre Corporation *                     9,125
   3,200     Sunglass Hut International, Inc. *       36,200
   1,400     The Dress Barn, Inc. *                   23,406
   9,600     Venator Group, Inc. *                    67,200
   1,800     Whole Foods Market, Inc. *               83,138
                                                    --------
                                                     628,460
                                                    --------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------

   Shares                 Common Stocks                    Value
---------------------------------------------------------------------

              SERVICES - 6.24%
    3,400     Airborne Freight Corporation              $  74,800
    1,800     Alaska Air Group, Inc. *                     63,281
    1,900     Applebee's International, Inc.               55,991
    1,700     Arnold Industries, Inc.                      23,959
    1,900     Banta Corporation                            42,750
    2,800     Bob Evans Farms, Inc.                        43,313
    2,384     Chris-Craft Industries, Inc. *              172,095
    6,800     Extended Stay America, Inc. *                51,850
    8,300     Hollinger International Inc.                107,641
    2,200     Houghton Mifflin Company                     92,744
    2,500     Hunt (J. B.) Transport Services, Inc.        34,610
    1,800     Landry's Seafood Restaurants, Inc. *         15,525
    2,300     Lone Star Steakhouse & Saloon, Inc. *        20,520
    1,600     Luby's, Inc.                                 18,150
    1,000     New England Business Service, Inc.           24,250
    2,100     Papa John's International, Inc. *            54,797
    2,200     Ruby Tuesday, Inc.                           39,875
    2,900     Wallace Computer Services, Inc.              48,303
    1,700     Yellow Corporation *                         28,741
    7,200     Ziff Davis, Inc. *                          113,625
                                                        ---------
                                                        1,126,820
                                                        ---------

              STEEL & IRON - 0.95%
    7,000     AK Steel Holding Corporation                131,032
    1,500     Carpenter Technology Corporation             41,109
                                                        ---------
                                                          172,141
                                                        ---------

              UTILITIES - 4.37%
    3,700     Brightpoint, Inc. *                          48,794
    1,200     CH Energy Group, Inc.                        39,600
    1,400     Eastern Utilities Associates                 42,394
    3,500     Intermedia Communications Inc. *            135,625
    3,775     MDU Resources Group, Inc.                    75,618
    5,100     Minnesota Power, Inc.                        86,541
    1,800     Northwest Natural Gas Company                39,319
    2,900     Public Service Company of New Mexico         46,944
    1,650     Southern Indiana Gas & Electric Co.          37,486


                 See accompanying notes to financial statements

13

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--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - December 31, 1999
--------------------------------------------------------------------------------


       Shares                   Common Stocks                                   Value
----------------------------------------------------------------------------------------

                  UTILITIES (Continued)
        4,500     Talk.com Inc. *                                                 79,735
        2,200     UGI Corporation                                                 44,894
        2,280     UniSource Energy Corporation *                                  25,436
        1,600     Viatel, Inc. *                                                  85,700
                                                                             -----------
                                                                                 788,086

                  TOTAL COMMON STOCKS - 98.25%                                17,731,676
                  (cost $14,842,770)

                  REPURCHASE AGREEMENT - 1.79% **
                  1.00% repurchase agreement with Firstar Bank, N.A.,
                  dated December 31, 1999, due January 3, 2000                   323,000
                  (repurchase proceeds $323,027)                             -----------


                  TOTAL COMMON STOCKS AND REPURCHASE AGREEMENT - 100.04%      18,054,676

                  OTHER ASSETS AND LIABILITIES, NET - (0.04%)                     (7,547)
                                                                             -----------

                  NET ASSETS - 100.00%                                       $18,047,129
                                                                             ===========


                  *   Denotes a non-income producing security.
                  **  Repurchase agreement fully collateralized by
                      U. S. Government Agency obligations.



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statement of Assets and Liabilities - December 31, 1999
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $14,842,770)            $ 17,731,676
Repurchase agreement                                                323,000
Receivable for fund shares sold                                     125,080
Dividend and interest receivable                                     10,346
Cash                                                                    180
Other assets                                                          4,264
                                                               ------------
                                                                 18,194,546
                                                               ------------

LIABILITIES:
Payable for fund shares redeemed                                    130,816
Other accrued expenses and liabilities                               16,601
                                                               ------------
                                                                    147,417
                                                               ------------

NET ASSETS                                                     $ 18,047,129
                                                               ============

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,321,057 shares outstanding
   (unlimited number of shares authorized, no par value)       $ 15,232,293
Accumulated realized loss, net                                      (74,070)
Unrealized appreciation, net                                      2,888,906
                                                               ------------
                                                               $ 18,047,129
                                                               ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE                                             $      13.66
                                                               ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statement of Operations - For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                    $   135,552
Interest income                                                         14,516
                                                                   -----------
                                                                       150,068
                                                                   -----------

EXPENSES:
Investment advisory and management fees                                129,346
Transfer agent and accounting fees                                      78,352
Custodian fees                                                          24,584
Registration fees                                                       19,641
Reports to shareholders                                                 16,026
Professional fees                                                       12,717
Trustees' fees                                                           7,172
Other expenses                                                           5,326
                                                                   -----------
                                                                       293,164
Fees waived                                                            (81,545)
                                                                   -----------

Net operating expenses                                                 211,619
                                                                   -----------

NET INVESTMENT LOSS                                                    (61,551)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                        1,717,317
   Put options expired and closed                                     (195,346)
                                                                   -----------
                                                                     1,521,971
                                                                   -----------
Change in unrealized appreciation/depreciation of investments:
   Securities                                                        2,346,635
   Put options                                                          25,865
                                                                   -----------
                                                                     2,372,500
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      3,894,471
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 3,832,920
                                                                   ===========

                 See accompanying notes to financial statements

16

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--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                           Year Ended December 31,
                                                                           1999               1998
                                                                       ------------      ------------
FROM OPERATIONS:
Net investment loss                                                    $    (61,551)     $    (65,150)
Net realized gain on investments                                          1,521,971         1,567,045
Net change in unrealized appreciation/depreciation of investments         2,372,500        (1,997,731)
                                                                       ------------      ------------
   Net increase (decrease) in net assets resulting from operations        3,832,920          (495,836)
                                                                       ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investments                                    (1,485,231)       (1,578,731)
In excess of net realized gain on investments                                    --           (49,259)
                                                                       ------------      ------------
   Decrease in net assets from dividends and distributions               (1,485,231)       (1,627,990)
                                                                       ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                13,401,113         3,490,541
Net asset value of shares issued in reinvestment of
   dividends and distributions                                            1,418,124         1,551,351
Payments for shares redeemed                                            (13,247,375)       (4,601,589)
                                                                       ------------      ------------
   Net increase in net assets from fund shares transactions               1,571,862           440,303
                                                                       ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS                                     3,919,551        (1,683,523)

NET ASSETS:
Beginning of year                                                        14,127,578        15,811,101
                                                                       ------------      ------------
End of year                                                            $ 18,047,129      $ 14,127,578
                                                                       ============      ============

FUND SHARE TRANSACTIONS:
Shares sold                                                               1,048,860           306,934
Shares issued in reinvestment of dividends and distributions                105,124           117,956
Shares redeemed                                                          (1,057,918)         (373,223)
                                                                       ------------      ------------

NET INCREASE IN SHARES OUTSTANDING                                           96,066            51,667
                                                                       ============      ============


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
GATEWAY SMALL CAP INDEX FUND
Financial Highlights - Per Share Data for a Share Outstanding Throughout
Each Year
--------------------------------------------------------------------------------


                                                                 Year Ended December 31,
                                              1999          1998       1997       1996      1995 (1)
                                              ----          ----       ----       ----      --------

Net asset value, beginning of year          $ 11.53       $ 13.48    $ 12.06    $ 11.05      $ 9.63
                                            -------       -------    -------    -------      ------

Net investment income (loss)                  (0.05)        (0.05)     (0.02)      0.01        0.03
Net gain (loss) on investments                 3.39         (0.41)      2.51       1.87        2.07
                                            -------       -------    -------    -------      ------

   Total from investment operations            3.34         (0.46)      2.49       1.88        2.10
                                            -------       -------    -------    -------      ------

Dividends from net investment income             --            --         --      (0.01)      (0.01)
Distributions from net realized gain          (1.21)        (1.45)     (1.07)     (0.86)      (0.67)
Distributions in excess of
   net realized gain                             --         (0.04)        --         --          --
                                            -------       -------    -------    -------      ------

   Total distributions                        (1.21)        (1.49)     (1.07)     (0.87)      (0.68)
                                            -------       -------    -------    -------      ------

Net asset value, end of year                $ 13.66       $ 11.53    $ 13.48    $ 12.06      $11.05
                                            =======       =======    =======    =======      ======

TOTAL RETURN                                  29.13%        (3.40%)    20.64%     17.04%      21.81%

Net assets, end of year (thousands)         $18,047       $14,128    $15,811    $10,921      $9,418

Ratio of expenses to average net assets        1.47% (2)     1.50%      1.50%      1.50%       1.68%

Ratio of net investment income (loss)
   to average net assets                      (0.43%)(2)    (0.42%)    (0.19%)     0.03%       0.09%

Portfolio turnover rate                          64%           30%        32%        20%         20%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. succeeded Gateway Investment Advisers, Inc. as investment adviser to the Fund.

(2) The ratio of expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.03% in 1999 had the Adviser not voluntarily waived fees. The 1999 voluntary fee waiver is not expected to recur.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index, and by purchasing put or call options on an index. The financial statements of the Gateway Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes.

The cost of common stock for tax purposes was $15,008,501 at December 31, 1999; gross unrealized appreciation totaled $4,972,427 and gross unrealized depreciation totaled $2,249,252.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS -- During the year ended December 31, 1999, the Fund reclassified $61,551 from undistributed net investment income to accumulated net realized loss. This reclassification, which had no impact on net assets or net asset value per share, is due to the utilization of net investment loss against short-term capital gains.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its advisory fee as necessary to limit the Fund's expenses to the stated level. For 1999, the Adviser committed to waive some or all of its advisory fee if the Fund's expense ratio exceeded 1.50%. Any waiver, however, would not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the year ended December 31, 1999, the Adviser waived investment advisory and management fees of $81,545, including $4,315 of voluntary fee waivers.

At December 31, 1999, the Adviser held in a fiduciary capacity, 36% of the Fund's outstanding shares.

3. SECURITIES TRANSACTIONS
For the year ended December 31, 1999, purchases of investment securities (excluding short-term investments) totaled $8,947,048, and proceeds from sales totaled $9,148,854.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in the portfolio value. The value of purchased calls increases as the value of the underlying index increases.

4. BANK LOANS
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2000, bear interest at the bank's prime rate minus 0.5%. There are no fees associated with maintaining this facility. For the year ended December 31, 1999, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Small Cap Index Fund of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Small Cap Index Fund (one of the funds constituting The Gateway Trust) as of December 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Small Cap Index Fund of The Gateway Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



Cincinnati, Ohio                                             Arthur Andersen LLP
January 19, 2000

--------------------------------------------------------------------------------
THE GATEWAY TRUST

--------------------------------------------------------------------------------




                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                               No-Fee IRA Accounts


                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

--------------------------------------------------------------------------------